------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31,1999

                                                                            Alger                                   Hotchkis
                                                              Alger       American                      Hartford      and
                                                             American       Small       Hartford      Capital        Wiley
                                                              Growth    Capitalization    Bond      Appreciation  International VIP
                                                            Investment    Investment    Investment    Investment    Investment
                                                             Division      Division      Division      Division      Division
                                                            ----------  --------------  ----------  -------------  ----------------

ASSETS:

  Investments in The Alger American Fund:

    Alger American Growth Portfolio
        Shares                                       408
        Cost                                    $ 20,250
        Market Value....................................     $26,295             -             -            -             -
    Alger American Small Capitalization Portfolio
        Shares                                       309
        Cost                                    $ 13,392
        Market Value....................................           -       $17,049             -            -             -
  Investments in The Hartford HLS Mutual Funds:
    Hartford Bond HLS Fund, Inc. - Class IA
        Shares                                    10,403
        Cost                                    $ 11,028
        Market Value....................................           -             -       $10,340            -             -
    Hartford Capital Appreciation HLS Fund, Inc. - Class IA
        Shares                                     3,892
        Cost                                    $ 19,080
        Market Value....................................           -             -             -      $23,723             -
  Investments in Hotchkis and Wiley Variable Trust:
    Hotchkis & Willey International VIP Portfolio
        Shares                                       954
        Cost                                    $ 10,059
        Market Value....................................           -             -             -            -       $10,991

  Receivable from Hartford Life and Annuity Insurance
    Company.............................................           -             -             -            -             -
  Receivable for Fund shares sold.......................           -             -             -            -             -
                                                          ------------------------------------------------------------------------
  Total assets..........................................      26,295       17,049        10,340       23,723         10,991
                                                          ------------------------------------------------------------------------

LIABILITIES:

  Payable to Hartford Life and Annuity Insurance
    Company.............................................         821           81             -          900             46
  Payable for Fund shares purchased.....................           -            -             5            -              -
                                                          -------------------------------------------------------------------------
  Total liabilities.....................................         821           81             5          900             46
                                                          -------------------------------------------------------------------------

  Net assets (variable life contract liabilities).......     $25,474      $16,968       $10,335      $22,823         $10,945
                                                          =========================================================================

Variable life insurance policies:

  Units owned by participants.........................           363           41             -          487              -
  Unit price..........................................        $18.69       $16.30        $10.33       $15.35         $10.95
  Units owned by Hartford Life and Annuity Insurance
    company...........................................         1,000        1,000         1,000        1,000          1,000
  Unit price................................................  $18.69       $16.30        $10.33       $15.35         $10.95











THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
-------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31,1999




                                                      Merrill Lynch   Merrill Lynch   Merrill Lynch    Merrill Lynch   Merrill Lynch
                                                         American      Basic Value   Developing Capital  Domestic       Global Bond
                                                         Balanced         Focus       Markets Focus     Money Market       Focus
                                                        Investment      Investment     Investment        Investment     Investment
                                                         Division        Division       Division          Division       Division
                                                      -------------   -------------   -------------   ---------------   -----------

ASSETS:

  Investments in Merrill Lynch Variable Series
    Funds, Inc.:
    Merrill Lynch American Balanced Fund
      Shares                                    820
      Cost                                 $ 12,216
      Market Value.................................    $12,133              -               -               -                 -
    Merrill Lynch Basic Value Focus Fund
      Shares                                  4,112
      Cost                                 $ 57,519
      Market Value.................................         -         $55,918               -               -                 -
    Merrill Lynch Developing Capital Markets
      Focus Fund
      Shares                                  1,179
      Cost                                 $ 10,191
      Market Value.................................         -               -         $12,189               -                 -
    Merrill Lynch Domestic Money Market Fund
      Shares                                 10,921
      Cost                                 $ 10,921
      Market Value.................................         -               -               -         $10,921                 -
    Merrill Lynch Global Bond Focus Fund
      Shares                                  1,186
      Cost                                 $ 11,058
      Market Value.................................         -               -               -               -           $10,174

  Receivable from Hartford Life and Annuity
    Insurance Company..............................         -               -               -               -                 -
  Receivable for Fund shares sold..................         -               -               -               -                 -
                                                     ------------------------------------------------------------------------------
  Total assets.....................................    12,133          55,918          12,189          10,921            10,174
                                                     ------------------------------------------------------------------------------

LIABILITIES:

  Payable to Hartford Life and Annuity Insurance
    Company........................................        92           4,618              92              81                77
  Payable for Fund shares purchased................         -               -               -               -                 -
                                                     ------------------------------------------------------------------------------
  Total liabilities................................        92           4,618              92              81                77
                                                     ------------------------------------------------------------------------------

  Net assets (variable life contract liabilities)..   $12,041         $51,300         $12,097         $10,840           $10,097
                                                     ==============================================================================

Variable life insurance policies:

  Units owned by participants......................         -           3,060               -               -                 -
  Unit price.......................................    $12.04          $12.63          $12.10          $10.84            $10.10
  Units owned by Hartford Life and Annuity
    Insurance Company..............................     1,000           1,000           1,000           1,000             1,000
  Unit price.......................................    $12.04          $12.63          $12.10          $10.84            $10.10










THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
-------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31,1999



                                                      Merrill Lynch   Merrill Lynch   Merrill Lynch   Merrill Lynch   Merrill Lynch
                                                     Global Strategy  Global Utility    Government      Index 500     International
                                                         Focus            Focus            Bond           Fund         Equity Focus
                                                       Investment       Investment      Investment     Investment       Investment
                                                        Division         Division        Division       Division         Division
                                                     ---------------  --------------  -------------   --------------  -------------

ASSETS:

  Investments in Merrill Lynch Variable Series
    Funds, Inc.:
    Merrill Lynch Global Strategy Focus Fund
       Shares                                   914
       Cost                                $ 11,630
       Market Value................................  $12,918                 -               -               -              -
    Merrill Lynch Global Utility Focus Fund
       Shares                                   848
       Cost                                $ 12,478
       Market Value................................        -           $14,290               -               -              -
    Merrill Lynch Government Bond Fund
       Shares                                1,046
       Cost                               $ 11,108
       Market Value...............................         -                 -         $10,495               -              -
    Merrill Lynch Index 500 Fund
       Shares                                3,024
       Cost                               $ 49,759
       Market Value...............................         -                 -               -         $56,636              -
    Merrill Lynch International Equity Focus Fund
       Shares                                1,006
       Cost                               $ 10,515
       Market Value...............................         -                 -               -               -        $14,078

  Receivable from Hartford Life and Annuity
    Insurance Company.............................         -                 -               -               -              -
  Receivable for Fund shares sold.................         -                 -               -               -              -
                                                     ------------------------------------------------------------------------------
  Total assets....................................    12,918            14,290          10,495          56,636         14,078
                                                     ------------------------------------------------------------------------------

LIABILITIES:

  Payable to Hartford Life and Annuity Insurance
    Company.......................................        98                89              80           4,471            106
  Payable for Fund shares purchased...............         -                 -               -               -              -
                                                     ------------------------------------------------------------------------------
  Total liabilities...............................        98                89              80           4,471            106
                                                     ------------------------------------------------------------------------------

  Net assets (variable life contract liabilities)..  $12,820           $14,201         $10,415          $52,165        $13,972
                                                     ==============================================================================

Variable life insurance policies:

  Units owned by participants......................       -               47                -            2,544               -
  Unit price.......................................  $12.82           $13.57           $10.42           $14.72          $13.97
  Units owned by Hartford Life and Annuity
    Insurance Company..............................   1,000            1,000            1,000            1,000           1,000
  Unit price.......................................  $12.82           $13.57           $10.42           $14.72          $13.97










THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
-------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31,1999



                                                                    Merrill Lynch   Merrill Lynch   Merrill Lynch   Merrill Lynch
                                                     Merrill Lynch   High Current      Quality         Special        Natural
                                                      Prime Bond        Income          Equity       Value Focus   Resources Focus
                                                      Investment      Investment      Investment      Investment     Investment
                                                       Division        Division        Division        Division       Division
                                                     --------------  --------------  -------------   --------------  --------------

ASSETS:

  Investments in Merrill Lynch Variable Series
    Funds, Inc.:
    Merrill Lynch Prime Bond Fund
      Shares                                    930
      Cost                                 $ 11,233
      Market Value.................................   $10,365               -                 -                -               -
    Merrill Lynch High Current Income Fund
      Shares                                  1,048
      Cost                                 $ 11,841
      Market Value.................................         -         $10,049                 -                -               -
    Merrill Lynch Quality Equity Fund
      Shares                                   1,398
      Cost                                  $ 52,071
      Market Value..................................        -               -           $55,820                -               -
    Merrill Lynch Special Value Focus Fund
      Shares                                     517
      Cost                                  $ 11,197
      Market Value..................................        -               -                 -          $12,079               -
    Merrill Lynch Natural Resources Focus Fund
      Shares                                   1,121
      Cost                                  $ 10,157
      Market Value..................................        -               -                 -                -         $10,629

  Receivable from Hartford Life and Annuity
    Insurance Company...............................        -               -                 -                -               -
    Receivable for Fund shares sold.................        -               -                 -                -               -
                                                      -----------------------------------------------------------------------------
    Total assets....................................   10,365          10,049            55,820           12,079          10,629
                                                      -----------------------------------------------------------------------------

LIABILITIES:

  Payable to Hartford Life and Annuity Insurance
    Company.........................................       79              76             4,368               91              80
  Payable for Fund shares purchased.................        -               -                 -                -               -
                                                      -----------------------------------------------------------------------------
  Total liabilities.................................       79              76             4,368               91              80
                                                      -----------------------------------------------------------------------------

  Net assets (variable life contract liabilities)...  $10,286          $9,973           $51,452          $11,988         $10,549
                                                      =============================================================================

Variable life insurance policies:
  Units owned by participants.......................        -               -             2,469                -               -
  Unit price........................................   $10.29           $9.97            $14.83           $11.99          $10.55
  Units owned by Hartford Life and Annuity
    Insurance Company...............................    1,000           1,000             1,000            1,000           1,000
  Unit price........................................   $10.29           $9.97            $14.83           $11.99          $10.55









THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31,1999


                                                                         Merrill Lynch
                                                         Merrill Lynch      Global                        Neuberger    Neuberger
                                                           Capital          Growth       Mercury V.I.      Berman AMT   Berman AMT
                                                            Focus            Focus      U.S. Large Cap      Partners     Balanced
                                                          Investment       Investment    Investment       Investment   Investment
                                                           Division         Division      Division         Division     Division
                                                         -------------   -------------- ---------------  ------------  ------------
ASSETS:

  Investments in the Merrill Lynch Variable Series
    Funds, Inc.:
    Merrill Lynch Capital Focus Fund
      Shares                                       4,050
      Cost                                      $ 41,723
      Market Value......................................  $41,186                -                -               -            -
    Merrill Lynch Global Growth Focus Fund
      Shares                                        889
      Cost                                     $ 10,163
      Market Value.....................................         -          $13,144                -               -            -
  Investments in the Mercury Asset Management V.I.
    Funds, Inc.:
    Mercury V.I. U.S. Large Cap Fund
      Shares                                        995
      Cost                                     $ 10,061
      Market Value.....................................         -                -          $11,975               -            -
  Investments in Neuberger Berman Advisers Management
    Trust:
    Partners Portfolio
      Shares                                       724
      Cost                                    $ 14,719
      Market Value....................................          -                -                -         $14,223             -
    Balanced Portfolio
      Shares                                       747
      Cost                                    $ 13,028
      Market Value....................................          -                -                -               -      $15,611

  Receivable from Hartford Life and Annuity
    Insurance Company.................................          -                -                -               -            -
  Receivable for Fund shares sold.....................          -                -                -               -            -
                                                          -------------------------------------------------------------------------
  Total assets........................................     41,186           13,144           11,975          14,223       15,611
                                                          -------------------------------------------------------------------------

LIABILITIES:

  Payable to Hartford Life and Annuity Insurance
    Company..........................................       3,370               55               50             361            96
  Payable for Fund shares purchased..................           -                -                -               -             -
                                                          -------------------------------------------------------------------------
  Total liabilities..................................       3,370               55               50             361            96
                                                          -------------------------------------------------------------------------

  Net assets (variable life contract liabilities)....     $37,816          $13,089          $11,925         $13,862       $15,515
                                                          =========================================================================

Variable life insurance policies:

  Units owned by participants........................       2,919                -                -              273           55
  Unit price.........................................       $9.65           $13.09           $11.92           $10.89       $14.71
  Units owned by Hartford Life and Annuity
    Insurance Company................................       1,000            1,000            1,000            1,000        1,000
  Unit price.........................................       $9.65           $13.09           $11.92           $10.89       $14.71






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31,1999

                                                                                                                    HOTCHKIS
                                                                     ALGER                                            AND
                                                     ALGER          AMERICAN                        HARTFORD         WILEY
                                                    AMERICAN         SMALL          HARTFORD         CAPITAL      INTERNATIONAL
                                                     GROWTH      CAPITALIZATION       BOND        APPRECIATION        VIP
                                                   INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT
                                                    DIVISION        DIVISION        DIVISION        DIVISION        DIVISION*
                                                    --------        --------        --------        --------        ---------
INVESTMENT INCOME:
  Dividends......................................       $21             -               $568             $71             $59

EXPENSES:
  Mortality and expense risk undertakings........      (106)             (81)            (68)            (86)            (43)
                                                    ---------------------------------------------------------------------------
    Net investment (loss) income.................       (85)             (81)            500             (15)             16
                                                    ---------------------------------------------------------------------------

CAPITAL GAINS INCOME.............................     1,422            1,474              72             750             -

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain (loss) on security
   transactions..................................        11                 4            -                 9             -
  Net unrealized appreciation (depreciation) of
    investments during the period................     3,694             3,535           (853)          4,042             932
                                                    ---------------------------------------------------------------------------
    Net gain (loss) on investments...............     3,705             3,539           (853)          4,051             932
                                                    ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
     resulting from operations...................    $5,042            $4,932          ($281)         $4,786            $948
                                                    ===========================================================================

*  From inception, May 11, 1999 to December 31, 1999.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF OPERATIONS = (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1999

                                                                                   MERRILL LYNCH
                                                   MERRILL LYNCH  MERRILL LYNCH      DEVELOPING     MERRILL LYNCH  MERRILL LYNCH
                                                     AMERICAN      BASIC VALUE       CAPITAL          DOMESTIC      GLOBAL BOND
                                                     BALANCED         FOCUS        MARKETS FOCUS    MONEY MARKET       FOCUS
                                                    INVESTMENT     INVESTMENT       INVESTMENT        INVESTMENT    INVESTMENT
                                                     DIVISION       DIVISION         DIVISION         DIVISION       DIVISION
                                                     --------       --------         --------         --------       --------
INVESTMENT INCOME:
  Dividends......................................        $606           $882             $239             $505           $606

EXPENSES:
  Mortality and expense risk undertakings........         (74)          (120)             (59)             (69)           (68)
                                                    ---------------------------------------------------------------------------
    Net investment (loss) income.................         532            762              180              436            538
                                                    ---------------------------------------------------------------------------

CAPITAL GAINS INCOME.............................       1,658          5,331              -                -              -

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain (loss) on security
   transactions..................................         -              -                -                -              -
  Net unrealized appreciation (depreciation) of
    investments during the period................      (1,290)       (2,159)            4,586              -           (1,512)
                                                    ---------------------------------------------------------------------------
    Net gain (loss) on investments...............      (1,290)       (2,159)            4,586              -           (1,512)
                                                    ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
     resulting from operations...................        $900        $3,934            $4,766             $436          ($974)
                                                    ===========================================================================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF OPERATIONS = (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1999

                                                    MERRILL LYNCH  MERRILL LYNCH
                                                      GLOBAL          GLOBAL       MERRILL LYNCH   MERRILL LYNCH   MERRILL LYNCH
                                                    STRATEGY         UTILITY         GOVERNMENT      INDEX 500     INTERNATIONAL
                                                      FOCUS           FOCUS            BOND            FUND        EQUITY FOCUS
                                                    INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT
                                                     DIVISION        DIVISION        DIVISION        DIVISION        DIVISION
                                                     --------        --------        --------        --------        --------
INVESTMENT INCOME:
  Dividends......................................        $283            $275            $662            $706            $544

EXPENSES:
  Mortality and expense risk undertakings........         (73)            (79)            (68)           (127)            (74)
                                                    ---------------------------------------------------------------------------
    Net investment (loss) income.................         210             196             594             579             470
                                                    ---------------------------------------------------------------------------

CAPITAL GAINS INCOME.............................       1,378           1,458             -               606             -

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain (loss) on security
   transactions..................................         -              -                -                -              -
  Net unrealized appreciation (depreciation) of
    investments during the period................         614            (160)           (854)           4,521          3,305
                                                    ---------------------------------------------------------------------------
    Net gain (loss) on investments...............         614            (160)           (854)           4,521          3,305
                                                    ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
     resulting from operations...................      $2,202          $1,494           ($260)          $5,706          $3,775
                                                    ===========================================================================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF OPERATIONS = (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1999

                                                                                                                    MERRILL LYNCH
                                                                   MERRILL LYNCH   MERRILL LYNCH   MERRILL LYNCH       NATURAL
                                                   MERRILL LYNCH    HIGH CURRENT      QUALITY         SPECIAL         RESOURCES
                                                     PRIME BOND        INCOME          EQUITY       VALUE FOCUS         FOCUS
                                                     INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT       INVESTMENT
                                                      DIVISION        DIVISION        DIVISION        DIVISION         DIVISION
                                                      --------        --------        --------        --------         --------
INVESTMENT INCOME:
  Dividends......................................         $739          $1,078            $392             $47            $205

EXPENSES:
  Mortality and expense risk undertakings........          (67)            (63)           (121)            (64)            (65)
                                                    ---------------------------------------------------------------------------
    Net investment (loss) income.................          672           1,015             271             (17)            140
                                                    ---------------------------------------------------------------------------

CAPITAL GAINS INCOME.............................          -               -             6,922           1,198             -

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain (loss) on security
   transactions..................................          -               -               -               -               -
  Net unrealized appreciation (depreciation) of
    investments during the period................         (989)           (514)          2,330           1,830           2,039
                                                    ---------------------------------------------------------------------------
    Net gain (loss) on investments...............         (989)           (514)          2,330           1,830           2,039
                                                    ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
     resulting from operations...................        ($317)           $501          $9,523          $3,011          $2,179
                                                    ===========================================================================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF OPERATIONS = (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1999

                                                                     MERRILL LYNCH
                                                    MERRILL LYNCH       GLOBAL                         NEUBERGER    NEUBERGER
                                                       CAPITAL          GROWTH        MERCURY V.I.    BERMAN AMT   BERMAN AMT
                                                        FOCUS            FOCUS       U.S. LARGE CAP    PARTNERS     BALANCED
                                                     INVESTMENT       INVESTMENT       INVESTMENT     INVESTMENT   INVESTMENT
                                                      DIVISION*        DIVISION*        DIVISION*      DIVISION     DIVISION
                                                      --------         --------         ---------      --------     --------
INVESTMENT INCOME:
  Dividends......................................         $997              $82               $35          $124         $183

EXPENSES:
  Mortality and expense risk undertakings........          (75)             (43)              (44)          (71)         (75)
                                                    ---------------------------------------------------------------------------
    Net investment (loss) income.................          922               39                (9)           53          108
                                                    ---------------------------------------------------------------------------

CAPITAL GAINS INCOME.............................          -                 81                27           215          271

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain (loss) on security
   transactions..................................          -                -                 -               4            3
  Net unrealized appreciation (depreciation) of
    investments during the period................         (536)           2,981             1,913           474        3,310
                                                    ---------------------------------------------------------------------------
    Net gain (loss) on investments...............         (536)           2,981             1,913           478        3,313
                                                    ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
     resulting from operations...................         $386           $3,101            $1,931          $746       $3,692
                                                    ===========================================================================

*  From inception, May 11, 1999 to December 31, 1999.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------


                                                                                                 Alger
                                                                                 Alger          American
                                                                                American         Small           Hartford
                                                                                 Growth      Capitalization        Bond
                                                                               Investment      Investment       Investment
                                                                                Division        Division         Division
                                                                              -----------    --------------    -----------
OPERATIONS:
   Net investment (loss) income..........................................        ($85)            ($81)             $500
   Capital gains income..................................................       1,422            1,474                72
   Net realized gain on security transactions............................          11                4                 -
   Net unrealized appreciation (depreciation) of investments during
     the period..........................................................       3,694            3,535              (853)
                                                                              ---------------------------------------------
   Net increase (decrease) in net assets resulting from operations.......       5,042            4,932              (281)
                                                                              ---------------------------------------------
UNIT TRANSACTIONS:
   Purchases.............................................................       6,347              592                 -
   Cost of insurance and other fees......................................           -                -                 -
   Other activity........................................................          22                6                 -
                                                                              ---------------------------------------------
   Net increase (decrease) in net assets resulting from unit transactions       6,369              598                 -
                                                                              ---------------------------------------------
   Net increase (decrease) in net assets.................................      11,411            5,530              (281)
NET ASSETS:
   Beginning of period...................................................      14,063           11,438            10,616
                                                                              ---------------------------------------------
   End of period.........................................................     $25,474          $16,968           $10,335
                                                                              =============================================



                                                                                                  Hotchkis
                                                                                Hartford            and
                                                                                Capital            Wiley
                                                                              Appreciation    International VIP
                                                                               Investment         Investment
                                                                                Division           Division*
                                                                              -------------   -----------------
OPERATIONS:
   Net investment (loss) income..........................................          ($15)          $  16
   Capital gains income..................................................           750               -
   Net realized gain on security transactions............................             9               -
   Net unrealized appreciation (depreciation) of investments during               4,042             932
     the period..........................................................     ---------------------------------
                                                                                  4,786             948
   Net increase (decrease) in net assets resulting from operations.......     ---------------------------------

UNIT TRANSACTIONS:                                                                6,838           10,000
   Purchases.............................................................             -               -
   Cost of insurance and other fees......................................           (41)             (3)
   Other activity........................................................     ---------------------------------
                                                                                  6,797            9,997
   Net increase (decrease) in net assets resulting from unit transactions     ---------------------------------
                                                                                 11,583           10,945
   Net increase (decrease) in net assets.................................
NET ASSETS:                                                                      11,240                -
   Beginning of period...................................................     ---------------------------------
                                                                                $22,823          $10,945
   End of period.........................................................     =================================


------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, FEBRUARY 4, 1998 TO DECEMBER 31, 1998
------------------------------------------------------------------------------


                                                                                       Algar
                                                                       Alger         American                     Hartford
                                                                      American         Small          Hartford     Capital
                                                                       Growth      Capitalization       Bond     Appreciation
                                                                     Investment     Investment       Investment   Investment
                                                                      Division       Division         Division     Division
                                                                     ----------    --------------    ----------  ------------
OPERATIONS:
   Net investment income.......................................        $ 1,708       $ 1,317           $   449     $   640
   Net realized gain (loss) on security transactions...........              2            (7)                4           7
   Net unrealized appreciation of investments during the period          2,352           122               165         601
                                                                     --------------------------------------------------------
   Net increase in net assets resulting from operations........          4,062         1,432               618       1,248
                                                                     --------------------------------------------------------
UNIT TRANSACTIONS:
   Purchases...................................................         10,000        10,000            10,000      10,000
   Net transfers...............................................              -             -                 -           -
   Cost of insurance and other fees............................              -             -                 -           -
   Other activity..............................................              1             6                (2)         (8)
                                                                     --------------------------------------------------------
   Net increase  in net assets resulting from unit transactions         10,001        10,006             9,998       9,992
                                                                     --------------------------------------------------------
   Net increase in net assets..................................         14,063        11,438            10,616      11,240

NET ASSETS:
   Beginning of period.........................................              -             -                 -           -
                                                                     --------------------------------------------------------
   End of period...............................................        $14,063       $11,438           $10,616     $11,240
                                                                     ========================================================

*  From inception, May 11, 1999 to December 31, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999

------------------------------------------------------------------------------


                                                                                 Merrill Lynch   Merrill Lynch     Merrill Lynch
                                                                                   American       Basic Value    Developing Capital
                                                                                   Balanced          Focus         Markets Focus
                                                                                  Investment      Investment         Investment
                                                                                   Division        Division           Division
                                                                                --------------   -------------   -----------------
OPERATIONS:
  Net investment income.......................................................     $   532          $   762           $   180
  Capital gains income........................................................       1,658            5,331                 -
  Net realized gain (loss) on security transactions...........................           -                -                 -
  Net unrealized (depreciation) appreciation  of investments during the period      (1,290)          (2,159)            4,586
                                                                                ----------------------------------------------
  Net increase (decrease) in net assets resulting from operations.............         900            3,934             4,766
                                                                                ----------------------------------------------
UNIT TRANSACTIONS:
  Purchases...................................................................           -           36,447                 -
  Cost of insurance and other fees............................................           -                -                 -
  Other activity..............................................................          (5)             420               (25)
                                                                                ----------------------------------------------
  Net (decrease) increase in net assets resulting from unit transactions......          (5)          36,867               (25)
                                                                                ----------------------------------------------
  Net increase (decrease) in net assets.......................................         895           40,801             4,741

NET ASSETS:
  Beginning of period.........................................................      11,146           10,499             7,356
                                                                                ----------------------------------------------
  End of period...............................................................     $12,041          $51,300           $12,097
                                                                                   ===========================================


                                                                               Merrill Lynch      Merrill Lynch
                                                                                 Domestic          Global Bond
                                                                                Money Market         Focus
                                                                                Investment         Investment
                                                                                  Division          Division
                                                                               -------------     --------------
OPERATIONS:
  Net investment income.......................................................  $   438             $   538
  Capital gains income........................................................        -                   -
  Net realized gain (loss) on security transactions...........................        -                   -
  Net unrealized (depreciation) appreciation  of investments during the period        -              (1,512)
                                                                                -------------------------------
  Net increase (decrease) in net assets resulting from operations.............      436                (974)
                                                                                -------------------------------
UNIT TRANSACTIONS:
  Purchases...................................................................        -                   -
  Cost of insurance and other fees............................................        -                   -
  Other activity..............................................................       (1)                 (3)
                                                                                -------------------------------
  Net (decrease) increase in net assets resulting from unit transactions......       (1)                  3
                                                                                -------------------------------
  Net increase (decrease) in net assets.......................................      436                (971)

NET ASSETS:
  Beginning of period.........................................................   10,405              11,068
                                                                                -------------------------------
  End of period...............................................................  $10,840             $10,097
                                                                                ===============================



------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD FROM INCEPTION, FEBRUARY 4, 1998 TO DECEMBER 31, 1998
------------------------------------------------------------------------------


                                                                                Merrill Lynch   Merrill Lynch     Merrill Lynch
                                                                                  American       Basic Value    Developing Capital
                                                                                  Balanced          Focus         Markets Focus
                                                                                 Investment      Investment         Investment
                                                                                  Division        Division           Division
                                                                               --------------   -------------   -----------------
OPERATIONS:
  Net investment (loss) income...............................................       ($63)            ($62)             ($51)
  Net realized gain (loss) on security transactions..........................          1               (2)              (17)
  Net unrealized appreciation (depreciation) of investments during the period      1,207              559            (2,588)

                                                                               -------------------------------------------------
  Net increase (decrease) in net assets resulting from operations............      1,145              495            (2,656)
                                                                               -------------------------------------------------

UNIT TRANSACTIONS:
  Purchases..................................................................     10,000           10,000            10,000
  Cost of insurance and other fees...........................................          -                -                 -
  Other activity.............................................................          1                4                12
  Net annuity transactions...................................................          -                -                 -
                                                                               -------------------------------------------------
  Net increase  in net assets resulting from unit transactions...............     10,001           10,004            10,012
                                                                               -------------------------------------------------
  Net increase in net assets.................................................     11,146           10,499             7,356

NET ASSETS:
  Beginning of period........................................................          -                -                 -
                                                                               -------------------------------------------------
  End of period..............................................................    $11,146          $10,499            $7,356
                                                                               =================================================


                                                                                Merrill Lynch      Merrill Lynch
                                                                                  Domestic          Global Bond
                                                                                 Money Market         Focus
                                                                                 Investment         Investment
                                                                                   Division          Division
                                                                                -------------     --------------
OPERATIONS:
  Net investment (loss) income...............................................     $   409           $   440
  Net realized gain (loss) on security transactions..........................           -                 2
  Net unrealized appreciation (depreciation) of investments during the period           -               628
  Net increase (decrease) in net assets resulting from operations............           -            (1,512)
                                                                                --------------------------------
                                                                                      409             1,070
                                                                                --------------------------------

UNIT TRANSACTIONS:
  Purchases..................................................................      10,000            10,000
  Cost of insurance and other fees...........................................           -                 -
  Other activity.............................................................          (4)               (2)
  Net annuity transactions...................................................           -                 -
                                                                                --------------------------------
  Net increase  in net assets resulting from unit transactions...............       9,996             9,998
                                                                                --------------------------------
  Net increase in net assets.................................................      10,405            11,068

NET ASSETS:
  Beginning of period........................................................           -                 -
                                                                                --------------------------------
  End of period..............................................................     $10,405           $11,068
                                                                                ================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999

------------------------------------------------------------------------------

                                                                Merrill Lynch              Merrill Lynch              Merrill Lynch
                                                                Global Strategy            Global Utility             Government
                                                                    Focus                     Focus                       Bond
                                                                 Investment                 Investment                 Investment
                                                                  Division                   Division                   Division
                                                              ------------------         ------------------          --------------
OPERATIONS:
  Net investment income........................                     $   210                    $   196                 $   594
  Capital gains income.........................                       1,378                      1,458                       -
  Net realized gain (loss) on security
    transactions...............................                           -                          -                       -
  Net unrealized appreciation (depreciation)
    of investments during the period...........                         614                       (160)                   (854)
                                                              --------------------------------------------------------------------
  Net decrease (increase) in net assets
    resulting from operations..................                       2,202                      1,494                    (260)
                                                              --------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases....................................                           -                        592                       -
  Cost of insurance and other fees.............                           -                          -                       -
  Other activity...............................                         (14)                       (10)                      -
                                                              --------------------------------------------------------------------
  Net (decrease) increase in net assets
    resulting from unit transactions...........                         (14)                       582                       -
                                                              --------------------------------------------------------------------
  Net increase (decrease) in net assets........                       2,188                      2,076                     (260)

NET ASSETS:
  Beginning of period..........................                      10,632                     12,125                   10,675
                                                              --------------------------------------------------------------------
  End of period................................                     $12,820                    $14,201                  $10,415
                                                              --------------------------------------------------------------------
                                                              --------------------------------------------------------------------

                                                              Merrill Lynch             Merrill Lynch
                                                                Index 500               International
                                                                   Fund                  Equity Focus
                                                                Investment                Investment
                                                                 Division                  Division
                                                            ------------------        ------------------
OPERATIONS:
  Net investment income........................                $   579                    $   470
  Capital gains income.........................                    606                          -
  Net realized gain (loss) on security
    transactions...............................                      -                          -
  Net unrealized appreciation (depreciation)
    of investments during the period...........                  4,521                      3,305
                                                            --------------------------------------------
  Net decrease (increase) in net assets
    resulting from operations..................                  5,706                      3,775
                                                            --------------------------------------------
UNIT TRANSACTIONS:
  Purchases....................................                 33,643                          -
  Cost of insurance and other fees.............                      -                          -
  Other activity...............................                    522                        (21)
                                                            --------------------------------------------
  Net (decrease) increase in net assets
    resulting from unit transactions...........                 34,165                        (21)
                                                            --------------------------------------------
  Net increase (decrease) in net assets........                 39,871                      3,754

NET ASSETS:
  Beginning of period..........................                 12,294                     10,218
                                                            --------------------------------------------
  End of period................................                $52,165                    $13,972
                                                            --------------------------------------------
                                                            --------------------------------------------

------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD FROM INCEPTION, FEBRUARY 4, 1998 TO DECEMBER 31, 1998
------------------------------------------------------------------------------


                                                            Merrill Lynch        Merrill Lynch       Merrill Lynch
                                                           Global Strategy      Global Utility         Government
                                                                Focus                Focus                Bond
                                                              Investment          Investment           Investment
                                                               Division            Division             Division
                                                           ----------------    -----------------    ---------------
OPERATIONS:
  Net investment (loss) income..................                 ($44)                $150                 $433
  Net realized (loss) gain on security
    transactions...............................                    (2)                   3                    2
  Net unrealized appreciation of investments
    during the period...........................                  674                1,972                  242
                                                           ----------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations...................                  628                2,125                  677
                                                           ----------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases.....................................               10,000               10,000               10,000
  Cost of insurance and other fees..............                    -                    -                    -
  Other activity................................                    4                    -                   (2)
  Net annuity transactions......................                    -                    -                    -
                                                            ----------------------------------------------------------
  Net increase in net assets resulting from
    unit transactions...........................               10,004               10,000                9,998
                                                            ----------------------------------------------------------
  Net increase in net assets....................               10,632               12,125               10,675

NET ASSETS:
  Beginning of period...........................                    -                    -                    -
                                                            -----------------------------------------------------------
  End of period.................................              $10,632              $12,125              $10,675
                                                            ===========================================================


                                                       Merrill Lynch     Merrill Lynch
                                                        Index 500        International
                                                            Fund          Equity Focus
                                                        Investment         Investment
                                                         Division           Division
                                                     ----------------   ----------------
OPERATIONS:
  Net investment (loss) income..................          ($65)               ($41)
  Net realized (loss) gain on security
    transactions...............................               1                 (6)
  Net unrealized appreciation of investments
    during the period...........................          2,357                  10
                                                     --------------------------------
  Net increase (decrease) in net assets
    resulting from operations...................          2,293                (37)
                                                     --------------------------------
UNIT TRANSACTIONS:
  Purchases.....................................         10,000              10,000
  Cost of insurance and other fees..............              -                   -
  Other activity................................               1                 255
  Net annuity transactions......................              -                   -
                                                     --------------------------------
  Net increase in net assets resulting from
    unit transactions...........................         10,001              10,255
                                                     --------------------------------
  Net increase in net assets....................         12,294              10,218

NET ASSETS:

  Beginning of period...........................             -                   -
                                                     --------------------------------
  End of period.................................       $12,294             $10,218
                                                     --------------------------------
                                                     --------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999

------------------------------------------------------------------------------


                                                                                      Merrill Lynch         Merrill Lynch
                                                                Merrill Lynch         High Current             Quality
                                                                  Prime Bond             Income                Equity
                                                                  Investment           Investment            Investment
                                                                   Division             Division              Division
                                                             -------------------   -------------------    -----------------
OPERATIONS:
  Net investment income (loss)..................                    $672                $1,015                  $271
  Capital gains income..........................                       -                     -                 6,922
  Net realized gain (loss) on security
    transactions................................                       -                     -                     -
  Net unrealized (depreciation) appreciation
    of investments during the period............                    (989)                 (514)                2,330
                                                            ----------------------------------------------------------------
  Net (decrease) increase in net assets
    resulting from operations...................                    (317)                  501                 9,523
                                                            ----------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases.....................................                       -                     -                30,577
  Cost of insurance and other fees..............                       -                     -                     -
  Other activity................................                       -                    (2)                   (8)
                                                            ----------------------------------------------------------------
  Net (decrease) increase in net assets
    resulting from unit transactions............                       -                    (2)               30,569
                                                            ----------------------------------------------------------------
  Net (decrease) increase in net assets.........                    (317)                  499                40,092

NET ASSETS:
  Beginning of period...........................                  10,603                 9,474                11,360
                                                            ----------------------------------------------------------------
  End of period.................................                 $10,286                $9,973               $51,452
                                                            ================================================================



                                                                 Merrill Lynch         Merrill Lynch
                                                                    Special               Natural
                                                                  Value Focus         Resources Focus
                                                                  Investment            Investment
                                                                   Division              Division
                                                            -------------------    ---------------------
OPERATIONS:
  Net investment income (loss)..................                     ($17)                  $140
  Capital gains income..........................                    1,198                      -
  Net realized gain (loss) on security
    transactions................................                        -                      -
  Net unrealized (depreciation) appreciation
    of investments during the period............                    1,830                  2,039
                                                            -----------------------------------------------
  Net (decrease) increase in net assets
    resulting from operations...................                    3,011                  2,179
                                                            -----------------------------------------------
UNIT TRANSACTIONS:
  Purchases.....................................                        -                      -
  Cost of insurance and other fees..............                        -                      -
  Other activity................................                      (17)                    (6)
                                                            -----------------------------------------------
  Net (decrease) increase in net assets
    resulting from unit transactions............                      (17)                    (6)
                                                            -----------------------------------------------
  Net (decrease) increase in net assets.........                    2,994                  2,173

NET ASSETS:
  Beginning of period...........................                    8,994                  8,376
                                                            -----------------------------------------------
  End of period.................................                  $11,988                $10,549
                                                            ===============================================


------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD FROM INCEPTION, FEBRUARY 4, 1998 TO DECEMBER 31, 1998
------------------------------------------------------------------------------


                                                                                    Merrill Lynch         Merrill Lynch
                                                             Merrill Lynch          High Current             Quality
                                                               Prime Bond              Income                Equity
                                                               Investment            Investment            Investment
                                                                Division              Division              Division
                                                         -------------------     ------------------    -------------------
OPERATIONS:
  Net investment income (loss).................                   $482                  $755                 ($62)
  Net realized gain (loss) on security
    transactions...............................                      1                   (6)                   (3)
  Net unrealized appreciation (depreciation)
    of investments during the period...........                    121               (1,278)                1,420
                                                         -----------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations..................                    604                 (529)                1,355
                                                        ------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases....................................                 10,000               10,000                10,000
  Cost of insurance and other fees.............                      -                    -                     -
  Other activity...............................                     (1)                   3                     5
  Net annuity transactions.....................                      -                    -                     -
                                                         -----------------------------------------------------------------
  Net increase in net assets resulting from
    unit transactions..........................                  9,999               10,003                10,005
                                                         -----------------------------------------------------------------
  Net increase in net assets...................                 10,603                9,474                11,360

NET ASSETS:
  Beginning of period..........................                      -                    -                     -
                                                         -----------------------------------------------------------------
  End of period................................                 $10,603              $9,474               $11,360
                                                         =================================================================

                                                               Merrill Lynch         Merrill Lynch
                                                                  Special               Natural
                                                                Value Focus         Resources Focus
                                                                Investment            Investment
                                                                 Division              Division
                                                         ---------------------   ----------------------
OPERATIONS:
  Net investment income (loss).................                   ($57)                 ($56)
  Net realized gain (loss) on security
    transactions...............................                    (10)                   (7)
  Net unrealized appreciation (depreciation)
    of investments during the period...........                   (948)               (1,567)
                                                         ----------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations..................                 (1,015)               (1,630)
                                                        ----------------------------------------------
UNIT TRANSACTIONS:
  Purchases....................................                 10,000                10,000
  Cost of insurance and other fees.............                      -                     -
  Other activity...............................                      9                     6
  Net annuity transactions.....................                      -                     -
                                                         ----------------------------------------------
  Net increase in net assets resulting from
    unit transactions..........................                 10,009                10,006
                                                         ----------------------------------------------
  Net increase in net assets...................                  8,994                 8,376

NET ASSETS:
  Beginning of period..........................                      -                     -
                                                         ----------------------------------------------
  End of period................................                 $8,994                $8,376
                                                         ==============================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999

------------------------------------------------------------------------------


                                                                                      Merrill Lynch
                                                                Merrill Lynch            Global
                                                                   Capital               Growth             Mercury V.I.
                                                                    Focus                 Focus            U.S. Large Cap
                                                                 Investment            Investment            Investment
                                                                  Division*             Division*             Division*
                                                            --------------------   ------------------   -------------------
OPERATIONS:
  Net investment income (loss).................                      $922                   $39                  ($9)
  Capital gains income.........................                         -                    81                   27
  Net realized gain (loss) on security
    transactions...............................                         -                     -                    -
  Net unrealized (depreciation) appreciation
    of investments during the period...........                      (536)                2,981                1,913
                                                            ----------------------------------------------------------------
  Net increase in net assets resulting
    from operations............................                       386                 3,101                1,931
                                                            ----------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases....................................                    37,000                10,000               10,000
  Cost of insurance and other fees.............                         -                     -                    -
  Other activity...............................                       430                   (12)                  (6)
                                                            ----------------------------------------------------------------
  Net increase in net assets resulting
    from unit transactions.....................                    37,430                 9,988                9,994
                                                            ----------------------------------------------------------------
  Net increase in net assets...................                    37,816                13,089               11,925

NET ASSETS:
  Beginning of period..........................                         -                     -                     -
                                                            ----------------------------------------------------------------
  End of period................................                   $37,816               $13,089               $11,925
                                                            ================================================================


                                                                  Neuberger             Neuberger
                                                                 Berman AMT             Berman AMT
                                                                  Partners               Balanced
                                                                 Investment             Investment
                                                                  Division               Division
                                                          -----------------------------------------------
OPERATIONS:
  Net investment income (loss).................                       $53                   $108
  Capital gains income.........................                       215                    271
  Net realized gain (loss) on security
    transactions...............................                         4                      3
  Net unrealized (depreciation) appreciation
    of investments during the period...........                       474                  3,310
                                                          -----------------------------------------------
  Net increase in net assets resulting
    from operations............................                       746                  3,692
                                                          -----------------------------------------------
UNIT TRANSACTIONS:
  Purchases....................................                     2,905                    713
  Cost of insurance and other fees.............                         -                      -
  Other activity...............................                         5                     27
                                                          -----------------------------------------------
  Net increase in net assets resulting
    from unit transactions.....................                     2,910                    740
                                                          -----------------------------------------------
  Net increase in net assets...................                     3,656                  4,432

NET ASSETS:
  Beginning of period..........................                    10,206                 11,083
                                                          -----------------------------------------------
  End of period................................                   $13,862                $15,515
                                                          ===============================================

------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD FROM INCEPTION, FEBRUARY 4, 1998 TO DECEMBER 31, 1998
------------------------------------------------------------------------------


                                                                  Neuberger             Neuberger
                                                                  Berman AMT            Berman AMT
                                                                   Partners              Balanced
                                                                  Investment            Investment
                                                                   Division              Division
                                                             -----------------      ---------------------
OPERATIONS:
  Net investment income.......................                      $1,184                $1,822
  Net realized (loss) on security
    transactions..............................                         (14)                  (15)
  Net unrealized (depreciation)
    of investments during the period..........                        (970)                 (727)
                                                             --------------------------------------------
  Net increase in net assets resulting
    from operations...........................                         200                 1,080
                                                             --------------------------------------------
UNIT TRANSACTIONS:
  Purchases...................................                      10,000                10,000
  Cost of insurance and other fees............                           -                     -
  Other activity..............................                           6                     3
  Net annuity transactions....................                           -                     -
                                                             --------------------------------------------
  Net increase in net assets resulting from
    unit transactions.........................                      10,006                10,003
                                                             --------------------------------------------
  Net increase in net assets..................                      10,206                11,083

NET ASSETS:
  Beginning of period.........................                           -                     -
                                                             --------------------------------------------
  End of period...............................                     $10,206               $11,083
                                                             ============================================


*  From inception, May 11, 1999 to December 31, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

-------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31,1999

                                                  Fidelity VIP   Fidelity VIP     Fidelity     Fidelity VIP    Fidelity VIP
                                                   Fund High     Fund Equity      VIP Fund        Fund II        Fund II
                                                    Income        -Income        Money Market  Asset Manager    Index 500
                                                  Investment     Investment       Investment     Investment     Investment
                                                   Division       Division        Division       Division       Division
                                                   --------       --------        --------       --------       --------
ASSETS:
  Investments in Fidelity Variable
  Insurance Products Fund:
      High Income Portfolio
           Shares                       863
           Cost                   $  10,852
           Market Value  ...................         $9,740         -                -               -               -
      Equity-Income Portfolio
           Shares                       511
           Cost                   $  12,823
           Market Value  ...................     -               $13,114             -               -               -
      Money Market Portfolio
           Shares                    10,321
           Cost                   $  10,321
           Market Value  ...................     -                  -             $10,321            -               -
  Investments in Fidelity Variable
  Insurance Products Fund II:
      Asset Manager Portfolio
           Shares                       635
           Cost                   $  10,800
           Market Value  ...................     -                  -                -            $11,802            -
      Index 500 Portfolio
           Shares                    14,751
           Cost                  $1,810,537
           Market Value ....................     -                  -                -               -          $2,469,417
  Receivable from Hartford Life and
  Annuity Insurance Company.................     -                  -                 459            -                 930
  Receivable from fund shares sold..........     -                  -                -               -               -
                                              -------------------------------------------------------------------------------------
  Total assets .............................          9,740       13,114           10,780          11,802           2,470,347
                                              -------------------------------------------------------------------------------------
LIABILITIES:
    Payable to Hartford Life
    and Annuity Insurance Company.............           74        2,566             -                 89            -
    Payable for fund shares purchased.........   -                  -                -               -               -
    Total liabilities.........................           74        2,566             -                 89            -
                                              ------------------------------------------------------------------------------------

    Net assets (variable life                        $9,666      $10,548           10,780         $11,713        2,470,347
                                              ------------------------------------------------------------------------------------
                                              ------------------------------------------------------------------------------------

Variable life insurance policies:
    Units owned by participants...............          -           -                -               -             184,515
    Unit price................ ...............        $9.67       $10.55           $10.78          $11.71           $13.32
    Units owned by Hartford Life and
    Annuity Insurance Company.................        1,000        1,000            1,000           1,000            1,000
    Unit price................................        $9.67       $10.55           $10.78          $11.71           $13.32


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

-------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31,1999

                                                          Fidelity VIP Fund III        Putnam VT
                                                                Growth               International    Putnam VT      Putnam VT
                                                             Opportunities              Growth         Vista          Voyager
                                                               Investment             Investment     Investment      Investment
                                                                Division               Division       Division       Division
                                                                --------               --------       --------       ---------
ASSETS:

    Investments in Fidelity Variable
    Insurance Products Fund III:
       Growth Opportunities Portfolio
             Shares                              511
             Cost                           $ 10,374
             Market Value  ...........................           $11,810                  -              -             -
    Investments in Putnam Variable Trust:
       Putnam VT International Growth Fund
             Shares                            8,718
             Cost                            139,908
             Market Value  ..........................          -                        $188,483         -             -
       Putnam VT Vista Fund
             Shares                              774
             Cost                             11,135
             Market Value  ..........................          -                          -            $15,986         -
       Putnam VT Voyager Fund
             Shares                              258
             Cost                             10,962
             Market Value  ..........................          -                          -               -          $17,077
    Receivable from Hartford Life and
    Annuity Insurance Company........................          -                          -               -            -
    Receivable from fund shares sold.................          -                          -               -            -
                                                       ---------------------------------------------------------------------------
    Total assets ....................................            11,810                  188,483        15,986        17,077
                                                       ----------------------------------------------------------------------------
LIABILITIES:
    Payable to Hartford Life
    and Annuity Insurance Company....................                89                      178           121           129
    Payable for fund shares purchased................          -                          -               -            -
                                                       ----------------------------------------------------------------------------
    Total liabilities ...............................                89                      178           121           129
                                                       ----------------------------------------------------------------------------
    Net assets (variable life
    contract liabilities)............................           $11,721                 $188,305       $15,865       $16,948
                                                       ----------------------------------------------------------------------------
                                                       ----------------------------------------------------------------------------
Variable life insurance policies:
    Units owned by participants......................               -                      10,993         -            -
    Unit price.......................................            $11.72                    $15.70        $15.87       $16.95
    Units owned by Hartford Life
    and Annuity Insurance Company....................             1,000                     1,000         1,000        1,000
    Unit price.......................................            $11.72                    $15.70        $15.87       $16.95

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

-------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31,1999

                                                                                 One Group
                                                                    One Group   Investment    One Group       One Group
                                                        One Group   Investment    Trust     Investment Trust  Investment
                                                        Investment  Trust Large Diversified  Diversified     Trust  Mid
                                                        Trust Bond  Cap Growth    Equity       Mid Cap       Cap Value
                                                        Investment  Investment  Investment    Investment     Investment
                                                        Division     Division    Division      Division       Division
                                                        --------     --------    --------      --------       --------
ASSETS:
    Investments in One Group Investment Trust:
       Bond Portfolio
             Shares                             1,049
             Cost                             $10,940
             Market Value ...........................      $10,472          -         -           -            -
       Large Cap Growth Portfolio
             Shares                            19,090
             Cost                            $476,373
             Market Value ...........................            -   $507,020         -           -            -
       Diversified Equity Portfolio
             Shares                               638
             Cost                             $11,318
             Market Value ...........................            -          -    $11,212          -            -
       Diversified Mid Cap Portfolio
             Share                             13,867
             Cost                            $201,429
             Market Value ...........................            -          -          -   $210,507            -
       Mid Cap Value Portfolio
             Shares                             7,902
             Cost                             $78,461
             Market Value ...........................            -          -          -          -      $82,097
    Receivable from Hartford Life and
    Annuity Insurance Company........................            -          -          -          -            -
    Receivable from fund shares sold ................            -          -          -          -            -
                                                       -------------------------------------------------------------------
    Total assets.....................................       10,472    507,020     11,212    210,507       82,097
                                                       -------------------------------------------------------------------
LIABILITIES:
    Payable to Hartford Life and
    Annuity Insurance Company........................           79         53         84        576          584
    Payable for fund shares purchased ...............            -          -          -          -            -
                                                       -------------------------------------------------------------------
    Total liabilities................................           79         53         84        576          584
                                                       -------------------------------------------------------------------

    Net assets (variable life contract liabilities) .      $10,393   $506,967    $11,128   $209,931      $81,513
                                                       -------------------------------------------------------------------
                                                       -------------------------------------------------------------------
Variable life insurance policies:
    Units owned by participants ......................           -     33,168          -     19,690        8,383
    Unit price .......................................      $10.39     $14.84     $11.13     $10.15        $8.69
    Units owned by Hartford Life and
    Annuity Insurance Company..........................      1,000      1,000      1,000      1,000        1,000
    Unit price ........................................     $10.39     $14.84     $11.13     $10.15        $8.69

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

-------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31,1999

                                                               One Group        One Group         One Group          One Group
                                                            Investment Trust Investment Trust  Investment Trust   Investment Trust
                                                            Government Bond      Balanced        Equity Index      Mid Cap Growth
                                                               Investment       Investment        Investment         Investment
                                                                Division         Division          Division           Division
                                                                --------         --------          --------           ---------
ASSETS:

    Investments in One Group Investment Trust:
       Government Bond Portfolio
             Shares                               997
             Cost                             $10,270
             Market Value ...........................             $9,928            -                   -                  -
       Balanced Portfolio
             Shares                               650
             Cost                             $10,288
             Market Value ...........................                -           $10,185                -                  -
       Equity Index Portfolio
             Shares                            33,395
             Cost                            $390,351
             Market Value ...........................                -            -                  $432,128              -
       Mid Cap Growth Portfolio
             Shares                               578
             Cost                             $11,365
             Market Value ...........................                -            -                     -                 $11,888
    Receivable from Hartford Life and
    Annuity Insurance Company........................                -            -                     -                  -
    Receivable from fund shares sold ................                -            -                     -                  -
                                                       ----------------------------------------------------------------------------
    Total assets                                                   9,928          10,185              432,128              11,888
                                                       ----------------------------------------------------------------------------
LIABILITIES:
    Payable to Hartford Life and
    Annuity Insurance Company........................                29              30                   47                  35
    Payable for fund shares purchased ...............                -             -                     -                 -
                                                       ----------------------------------------------------------------------------
    Total liabilities                                                 29              30                   47                  35
                                                       ----------------------------------------------------------------------------
    Net assets (variable
   life contract liabilities) .......................             $9,899         $10,155             $432,081             $11,853
                                                       ----------------------------------------------------------------------------
                                                       ----------------------------------------------------------------------------
Variable life insurance policies:
    Units owned by participants......................                -             -                   39,491                  --
    Unit price ......................................              $9.90          $10.16               $10.67              $11.85
    Units owned by Hartford Life and
    Annuity Insurance Company........................              1,000           1,000                1,000               1,000
    Unit price ......................................              $9.90          $10.16               $10.67              $11.85




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1999


                                                   Fidelity      Fidelity       Fidelity      Fidelity      Fidelity
                                                   VIP Fund      VIP Fund       VIP Fund     VIP Fund II   VIP Fund II
                                                  High Income  Equity-Income  Money Market  Asset Manager   Index 500
                                                  Investment    Investment     Investment    Investment     Investment
                                                   Division      Division       Division      Division       Division
                                                  -----------  -------------  ------------  -------------  -----------
INVESTMENT INCOME:
    Dividends ..................................      $838         $185           $507         $352          $21,651

EXPENSES:
    Mortality and expense risk undertakings ....       (62)         (69)           (69)         (71)         (14,977)
                                                  --------------------------------------------------------------------
         Net investment income .................       776          116            438          281            6,674
                                                  --------------------------------------------------------------------
CAPITAL GAINS INCOME                                    31          408              -          446           14,692
                                                  --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
    Net realized gain on security transactions..         -            -              -            -           28,458
    Net unrealized (depreciation) appreciation
      of investments during the period .........      (141)         179              -          372          363,767
                                                  --------------------------------------------------------------------
         Net (loss) gain on investments ........      (141)         179              -          372          392,225
                                                  --------------------------------------------------------------------

                                                  --------------------------------------------------------------------
         Net increase in net assets resulting
           from operations .....................      $666         $703           $438       $1,099         $413,591
                                                  --------------------------------------------------------------------
                                                  --------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF OPERATIONS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999


                                                        Fidelity
                                                      VIP Fund III      Putnam VT
                                                         Growth        International    Putnam VT     Putnam VT
                                                      Opportunities       Growth          Vista        Voyager
                                                       Investment       Investment      Investment    Investment
                                                        Division         Division        Division      Division
                                                      -------------    -------------    ----------    ----------
INVESTMENT INCOME:
    Dividends...................................          $109           $     -          $    -        $   11

EXPENSES:
    Mortality and expense risk undertakings.....           (75)             (299)            (75)          (79)
                                                      ----------------------------------------------------------
       Net investment income (loss).............            34              (299)            (75)          (68)
                                                      ----------------------------------------------------------
CAPITAL GAINS INCOME                                       213                 -           1,164           984
                                                      ----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
    Net realized gain on security transactions..             -               241               -             -

    Net unrealized appreciation of investments
      during the period.........................           152            48,684           4,346         5,275
                                                      ----------------------------------------------------------
       Net gain on investments..................           152            48,925           4,346         5,275
                                                      ----------------------------------------------------------

                                                      ----------------------------------------------------------
       Net increase in net assets resulting
         from operations........................          $399           $48,626          $5,435        $6,191
                                                      ----------------------------------------------------------
                                                      ----------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF OPERATIONS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999


                                                                    One Group       One Group       One Group     One Group
                                                                    Investment     Investment      Investment     Investment
                                                      One Group       Trust           Trust          Trust           Trust
                                                     Investment     Large Cap      Diversified     Diversified      Mid Cap
                                                     Trust Bond       Growth          Equity         Mid Cap         Value
                                                     Investment     Investment      Investment     Investment     Investment
                                                      Division*      Division*       Division*      Division*      Division*
                                                     ----------     ----------     -----------     -----------    ----------
INVESTMENT INCOME:
     Dividends...................................      $ 598         $    17          $   56         $   298         $  246
EXPENSES:
     Mortality and expense risk undertakings.....        (69)           (778)            (68)           (347)          (163)
                                                     -----------------------------------------------------------------------
       Net investment income (loss)..............        529            (761)            (12)            (49)            83
                                                     -----------------------------------------------------------------------
CAPITAL GAINS INCOME                                       -          47,081           1,011          13,766              -
                                                     -----------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
     Net realized gain on security transactions..          -              97               -              79              -
     Net unrealized (depreciation) appreciation
       of investments during the period..........       (758)         28,692            (129)          9,989          5,010
                                                     -----------------------------------------------------------------------
       Net (loss) gain on investments............       (758)         28,789            (129)         10,068          5,010
                                                     -----------------------------------------------------------------------

                                                     -----------------------------------------------------------------------
       Net (decrease) increase in net assets
         resulting from operations...............      $(229)        $75,109          $  870         $23,785         $5,093
                                                     -----------------------------------------------------------------------
                                                     -----------------------------------------------------------------------

* Formerly Pegasus Bond Fund Division, Pegasus Growth Fund Division, Pegasus Growth & Value Fund Division, Pegasus Mid-Cap Opportunity Fund Division, and Pegasus Intrinsic Value Fund Division, respectively. The effective date of the name change was May 1, 1999.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF OPERATIONS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999


                                                           One Group          One Group          One Group          One Group
                                                        Investment Trust   Investment Trust   Investment Trust   Investment Trust
                                                        Government Bond        Balanced         Equity Index      Mid Cap Growth
                                                           Investment         Investment         Investment         Investment
                                                           Division**         Division**         Division**         Division**
                                                        ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME:
     Dividends.......................................       $ 270              $ 125              $ 1,906             $    -
EXPENSES:
     Mortality and expense risk undertakings.........         (29)               (28)                (638)               (29)
                                                        -------------------------------------------------------------------------
         Net investment income (loss)................         241                 97                1,268                (29)
                                                        -------------------------------------------------------------------------
CAPITAL GAINS INCOME                                            -                163                5,255              1,365
                                                        -------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
     Net realized gain on security transactions......           -                  -                  220                  -
     Net unrealized (depreciation) appreciation of
       investments during the period.................        (341)              (103)              41,777                522
                                                        -------------------------------------------------------------------------
         Net (loss) gain on investments..............        (341)              (103)              41,997                522
                                                        -------------------------------------------------------------------------

                                                        -------------------------------------------------------------------------
         Net (decrease) increase in net assets
           resulting from operations.................       $(100)             $ 157              $48,520             $1,858
                                                        -------------------------------------------------------------------------
                                                        -------------------------------------------------------------------------

**  From inception, May 11, 1999 to December 31, 1999.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                          Fidelity       Fidelity      Fidelity        Fidelity       Fidelity
                                                          VIP Fund       VIP Fund      VIP Fund       VIP Fund II    VIP Fund II
                                                         High Income   Equity-Income  Money Market   Asset Manager   Index 500
                                                         Investment     Investment     Investment     Investment     Investment
                                                          Division       Division      Division        Division       Division
                                                          --------       --------      --------        --------       --------
OPERATIONS:
     Net investment income ...........................   $       776    $       116    $       438    $       281    $     6,674
     Capital gains income.............................            31            408              -            446         14,692
     Net realized gain on security transactions.......             -              -              -              -         28,458
     Net unrealized (depreciation) appreciation of
     investments during the period ...................          (141)           179              -            372        363,767

     Net increase in net assets resulting from           ------------------------------------------------------------------------
     operations.......................................           666            703            438          1,099        413,591
                                                         ------------------------------------------------------------------------

UNIT TRANSACTIONS:

     Purchases........................................            -              -              -              -              -
     Cost of insurance and other fees.................            -              -              -              -       (144,964)
     Other activity...................................            2           (147)            26             (5)         4,345
     Net increase (decrease) in net assets resulting     ------------------------------------------------------------------------
     from unit transactions...........................            2           (147)            26             (5)      (140,619)
                                                         ------------------------------------------------------------------------
     Net increase in net assets ......................          664            556            464          1,094        272,972

NET ASSETS:
     Beginning of period .............................         9,002          9,992         10,316         10,619      2,197,375
                                                         ------------------------------------------------------------------------
     End of period ...................................   $     9,666    $    10,548    $    10,780    $    11,713    $ 2,470,347
                                                         ========================================================================


--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, APRIL 29, 1998 TO DECEMBER 31, 1998.
--------------------------------------------------------------------------------

                                                           Fidelity       Fidelity        Fidelity       Fidelity      Fidelity
                                                           VIP Fund       VIP Fund        VIP Fund      VIP Fund II   VIP Fund II
                                                          High Income   Equity-Income   Money Market   Asset Manager  Index 500
                                                          Investment      Investment     Investment     Investment    Investment
                                                           Division       Division        Division       Division      Division
                                                           --------       --------        --------       --------      --------
OPERATIONS:
     Net investment (loss) income .....................   ($       41)   ($       42)   $    24,938    ($       44)   ($    6,188)
     Net realized (loss) gain on security transactions             (5)         2,156              -             (4)        (3,420)
     Net unrealized (depreciation) appreciation of
     investments during the period ....................          (971)           112              -            631        295,113
                                                          ------------------------------------------------------------------------
     Net (decrease) increase in net assets resulting
     from operations...................................        (1,017)         2,226         24,938            583        285,505
                                                          ------------------------------------------------------------------------

UNIT TRANSACTIONS:

     Purchases ........................................        10,000         10,000      2,040,218         10,000         10,000
     Net transfers ....................................             -              -     (1,999,698)             -      1,999,698
     Surrenders, including death benefits..............             -              -        (12,816)             -         (3,108)
     Cost of insurance and other fees..................             -              -        (33,594)             -        (66,985)
     Other activity ...................................            19         (2,234)        (8,732)            36        (27,735)
                                                          ------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
     from unit transactions...........................         10,019          7,766        (14,622)        10,036      1,911,870
                                                          ------------------------------------------------------------------------
     Net increase in net assets .......................         9,002          9,992         10,316         10,619      2,197,375

NET ASSETS:
     Beginning of period ..............................             -              -              -              -              -
                                                          ------------------------------------------------------------------------
     End of period ....................................   $     9,002    $     9,992    $    10,316    $    10,619    $ 2,197,375
                                                          ========================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                            Fidelity
                                                                          VIP Fund III    Putnam VT
                                                                             Growth      International  Putnam VT    Putnam VT
                                                                          Opportunities     Growth       Vista       Voyager
                                                                           Investment     Investment   Investment   Investment
                                                                            Division       Division     Division     Division
                                                                            --------       --------     --------     --------
OPERATIONS:
     Net investment income (loss) ....................................       $      34    ($    299)   ($     75)   ($     68)
     Capital gains income ............................................             213            -        1,164          984
     Net realized gain on security transactions.......................               -          241            -            -
     Net unrealized appreciation of investments during the period.....             152       48,684        4,346        5,275
                                                                          -----------------------------------------------------
     Net increase in net assets resulting from operations ............             399       48,626        5,435        6,191
                                                                          -----------------------------------------------------
UNIT TRANSACTIONS:
     Purchases .......................................................               -      127,382            -            -
     Cost of insurance and other fees.................................               -       (1,282)           -            -
     Other activity ..................................................              (2)       3,705          (31)         (38)
                                                                          -----------------------------------------------------
     Net (decrease) increase in net assets resulting from unit
      transactions ...................................................              (2)     129,805          (31)         (38)
                                                                          -----------------------------------------------------
     Net increase in net assets ......................................             397      178,431        5,404        6,153

NET ASSETS:
     Beginning of period .............................................          11,324        9,874       10,461       10,795
                                                                          -----------------------------------------------------
     End of period ...................................................       $  11,721    $ 188,305    $  15,865    $  16,948
                                                                          =====================================================


--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD FROM INCEPTION, APRIL 29, 1998 TO DECEMBER 31, 1998.
--------------------------------------------------------------------------------

                                                                                   Fidelity
                                                                                  VIP Fund III   Putnam VT
                                                                                    Growth     International Putnam VT   Putnam VT
                                                                                 Opportunities    Growth       Vista      Voyager
                                                                                   Investment    Investment  Investment  Investment
                                                                                    Division     Division    Division     Division
                                                                                    ---------    --------    --------    --------
OPERATIONS:
     Net investment (loss) .....................................................    ($    44)   ($    15)    ($   41)    ($   42)
     Net realized (loss) on security transactions...............................          (2)         (6)         (5)         (4)
     Net unrealized appreciation (depreciation) of investments during the period       1,284        (109)        505         840
                                                                                 -------------------------------------------------
     Net increase (decrease) in net assets resulting from operations............       1,238        (130)        459         794
                                                                                 -------------------------------------------------

UNIT TRANSACTIONS:

     Purchases..................................................................      10,000      10,000      10,000      10,000
     Net transfers..............................................................           -           -           -           -
     Surrenders, including death benefits.......................................           -           -           -           -
     Cost of insurance and other fees...........................................           -           -           -           -
     Other activity.............................................................          86           4           2           1
                                                                                 -------------------------------------------------
     Net increase in net assets resulting from unit transactions................      10,086      10,004      10,002      10,001
                                                                                 -------------------------------------------------
     Net increase in net assets.................................................      11,324       9,874      10,461      10,795

NET ASSETS:
     Beginning of period .......................................................           -           -           -           -
                                                                                 -------------------------------------------------
     End of period .............................................................    $ 11,324    $  9,874     $10,461     $10,795
                                                                                 =================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                                One Group   One Group   One Group
                                                                                 One Group      Investment  Investment  Investment
                                                                   One Group     Investment       Trust        Trust      Trust
                                                                   Investment      Trust       Diversified  Diversified  Mid Cap
                                                                   Trust Bond Large Cap Growth    Equity      Mid Cap     Value
                                                                   Investment    Investment     Investment  Investment  Investment
                                                                    Division*     Division*     Division*    Division*  Division*
                                                                   ----------     ---------     ---------    ---------  ---------
OPERATIONS:
     Net investment income (loss) ..............................   $     529    ($    761)     ($    12)    ($    49)   $      83
     Capital gains income.......................................           -       47,081         1,011       13,766            -
     Net realized gain on security transactions ................           -           97             -           79            -
     Net unrealized (depreciation) appreciation of investments
     during the period..........................................        (758)      28,692          (129)       9,989        5,010
     Net (decrease) increase in net assets resulting from          --------------------------------------------------------------
     operations.................................................        (229)      75,109           870       23,785        5,093
UNIT TRANSACTIONS:                                                 --------------------------------------------------------------
     Purchases..................................................           -      417,710             -      177,707       68,224
     Cost of insurance and other fees...........................           -       (4,008)            -       (1,646)        (621)
     Other activity.............................................           1        6,250            (5)         843          (91)
     Net increase (decrease) in net assets resulting from unit     --------------------------------------------------------------
     transactions...............................................           1      419,952            (5)     176,904       67,512
     Net (decrease) increase in net assets......................   --------------------------------------------------------------
                                                                        (228)     495,061           865      200,689       72,605
NET ASSETS:
     Beginning of period........................................      10,621       11,906        10,263        9,242        8,908
                                                                   --------------------------------------------------------------
     End of period .............................................   $  10,393    $ 506,967      $ 11,128     $209,931    $  81,513
                                                                   ==============================================================

-------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD FROM INCEPTION, APRIL 29, 1998 TO DECEMBER 31, 1998.
-------------------------------------------------------------------------------

                                                                                  One Group   One Group   One Group   One Group
                                                                                  Investment  Investment  Investment  Investment
                                                                      One Group     Trust       Trust        Trust      Trust
                                                                      Investment  Large Cap   Diversified Diversified   Mid Cap
                                                                      Trust Bond    Growth      Equity      Mid Cap     Value
                                                                      Investment  Investment  Investment  Investment  Investment
                                                                      Division*   Division*   Division*    Division*   Division*
                                                                      ---------   ---------   ---------    ---------   ---------
OPERATIONS:
     Net investment income (loss) ..................................   $    331    ($    22)   $    241    $    154    $    283
     Net realized gain (loss) on security transactions..............          2          (1)         (2)         (4)         (4)
     Net unrealized appreciation (depreciation) of investments
     during the period..............................................        290       1,929          23        (910)     (1,373)
                                                                      -----------------------------------------------------------
     Net increase (decrease) in net assets resulting from operations        623       1,906         262        (760)     (1,094)
                                                                      ------------------------------------------------------------
UNIT TRANSACTIONS:
     Purchases .....................................................     10,000      10,000      10,000      10,000      10,000
     Net transfers..................................................          -           -           -           -           -
     Surrenders, including death benefits...........................          -           -           -           -           -
     Cost of insurance and other fees ..............................          -           -           -           -           -
     Other activity.................................................         (2)          -           1           2           2
                                                                      -----------------------------------------------------------
     Net increase in net assets resulting from unit transactions....      9,998      10,000      10,001      10,002      10,002
                                                                      -----------------------------------------------------------
     Net increase in net assets.....................................     10,621      11,906      10,263       9,242       8,908

NET ASSETS:
     Beginning of period............................................          -           -           -           -           -
                                                                      -----------------------------------------------------------
     End of period .................................................   $ 10,621    $ 11,906    $ 10,263    $  9,242    $  8,908
                                                                      ===========================================================

* Formerly Pegasus Bond Fund Division, Pegasus Growth Fund Division, Pegasus Growth and Value Fund Division, Pegasus Mid-Cap Opportunity Fund Division, and Pegasus Intrinsic Value Fund Division, respectively. The effective date of the name change was May 1, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                   One Group                One Group    One Group
                                                                                   Investment   One Group   Investment   Investment
                                                                                     Trust      Investment     Trust       Trust
                                                                                   Government     Trust       Equity       Mid Cap
                                                                                      Bond      Balanced      Index        Growth
                                                                                   Investment   Investment  Investment   Investment
                                                                                    Division**  Division**  Division**   Division**
                                                                                    ----------  ----------  ----------   ----------
OPERATIONS:
     Net investment income (loss) ..............................................   $     241    $      97   $   1,268    ($     29)
     Capital gains income ......................................................           -          163       5,255        1,365
     Net realized gain on security transactions ................................           -            -         220            -
     Net unrealized (depreciation) appreciation of investments during the period        (341)        (103)     41,777          522
                                                                                   ------------------------------------------------
     Net (decrease) increase in net assets resulting from operations............        (100)         157      48,520        1,858
                                                                                   ------------------------------------------------
UNIT TRANSACTIONS:
     Purchases .................................................................      10,000       10,000     381,220       10,000
     Cost of insurance and other fees...........................................           -            -      (3,501)           -
     Other activity.............................................................          (1)          (2)      5,842           (5)
                                                                                   ------------------------------------------------
     Net increase in net assets resulting from unit transactions................       9,999        9,998     383,561        9,995
                                                                                   ------------------------------------------------
     Net increase in net assets.................................................       9,899       10,155     432,081       11,853

NET ASSETS:
     Beginning of period .......................................................           -            -           -            -
                                                                                   ------------------------------------------------
     End of period .............................................................   $   9,899    $  10,155   $ 432,081    $  11,853
                                                                                   ================================================


**  From inception, May 11, 1999 to December 31, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31,1999

                                                                            Hartford                    Neuberger      Neuberger
                                                                Hartford     Capital       Hartford       Berman         Berman
                                                                  Bond     Appreciation  Money Market  AMT Partners   AMT Balanced
                                                               Investment   Investment    Investment    Investment     Investment
                                                                Division     Division      Division      Division       Division
                                                               ----------  ------------  ------------  ------------   -------------
ASSETS:
  Investments in The Hartford HLS Mutual Funds:
    Hartford Bond HLS Fund, Inc. - Class IA
      Shares                                   1,113,527
      Cost                                   $ 1,170,274
      Market Value..........................................   $1,106,692         -              -              -              -
    Hartford Capital Appreciation HLS Fund, Inc. -  Class IA
      Shares                                     157,392
      Cost                                   $   776,862
      Market Value..........................................          -      $959,365            -              -              -
    Hartford Money Market HLS Fund, Inc - Class IA
      Shares                                   2,043,553
      Cost                                   $ 2,043,553
      Market Value..........................................          -           -       $2,043,553            -              -
  Investments in Neuberger Berman Advisers Management Trust:
    Partners Portfolio
      Shares                                     110,191
      Cost                                   $ 2,138,023
      Market Value..........................................          -           -              -       $2,164,142            -
    Balanced Portfolio
      Shares                                      95,291
      Cost                                   $ 1,495,125
      Market Value..........................................          -           -              -              -       $1,990,620

  Receivable from Hartford Life and Annuity Insurance
   Company..................................................        1,038     107,050            -              -          294,593
  Receivable from fund shares sold..........................          -           -           38,720            -              -
                                                              ---------------------------------------------------------------------
  Total assets..............................................    1,107,730   1,066,415      2,082,273      2,164,142      2,285,213
                                                              ---------------------------------------------------------------------
LIABILITIES:
    Payable to Hartford Life and Annuity Insurance Company..          -           -              -           12,938         12,375
    Payable for fund shares purchased.......................        3,266       9,478                         8,977         40,961
                                                              ---------------------------------------------------------------------
    Total liabilities.......................................        3,266       9,478         12,938         21,352         40,961
                                                              ---------------------------------------------------------------------
    Net Assets..............................................   $1,104,464  $1,056,937     $2,069,335     $2,142,790     $2,244,252
                                                              =====================================================================

Variable life insurance policies:
    Units owned by participants.............................       94,558      53,952        179,377        143,120        125,844
    Unit price..............................................       $11.56      $19.23         $11.48         $14.87         $17.69
    Units owned by Hartford Life and Annuity Insurance
     Company................................................        1,000       1,000            948          1,000          1,000
    Unit price..............................................       $11.56      $19.23         $11.48         $14.87         $17.69

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31,1999

                                                              Neuberger
                                                             Berman AMT        Fidelity      Fidelity     Fidelity      Fidelity
                                                           Limited Maturity    VIP Fund      VIP Fund    VIP Fund II   VIP Fund II
                                                                Bond         Equity-Income  High Income   Overseas    Asset Manager
                                                             Investment        Investment   Investment   Investment    Investment
                                                              Division          Division     Division     Division      Division
                                                              --------          --------     --------     --------      --------
ASSETS:
  Investments in Neuberger Berman Advisers Management
   Trust:
    Limited Maturity Bond Portfolio
      Shares                                      33,247
      Cost                                   $   453,545
      Market Value........................................   $440,193                -            -            -             -
  Investments in Fidelity Variable Insurance Products
   Funds:
    Equity-Income Portfolio
      Shares                                      78,318
      Cost                                   $ 1,916,064
      Market Value.......................................         -           $2,013,550          -            -             -
    High Income Portfolio
      Shares                                      22,600
      Cost                                   $   258,184
      Market Value.......................................         -                  -       $255,601          -             -
    Overseas Portfolio
      Shares                                      73,722
      Cost                                   $ 1,485,387
      Market Value.......................................         -                  -            -     $2,022,927           -
  Investments in Fidelity Variable Insurance Products
   Funds II:
    Asset Manager Portfolio
      Shares                                      97,350
      Cost                                   $ 1,690,045
      Market Value.......................................         -                  -            -            -      $1,817,525

  Receivable from Hartford Life and Annuity Insurance
   Company...............................................
  Receivable from fund shares sold.......................         -                  -            -            -             -
  Total assets...........................................     442,569          2,064,864      275,271    2,058,873     1,845,623
                                                            ---------------------------------------------------------------------
LIABILITIES:
  Payable to Hartford Life and Annuity Insurance
   Company...............................................         -                  -            -            -             -
  Payable for fund shares purchased......................         -                5,391        2,548        3,034         2,526
                                                            ---------------------------------------------------------------------
  Total liabilities......................................         -                5,391        2,548        3,034         2,526
                                                            ---------------------------------------------------------------------
  Net assets.............................................    $442,569         $2,059,473     $272,723   $2,055,839    $1,843,097
                                                            =====================================================================
Variable life insurance policies:
  Units owned by participants............................      38,801            136,314       21,476      112,561       119,968
  Unit price.............................................      $11.12             $15.00       $12.13       $18.00        $15.24
  Units owned by Hartford Life and Annuity Insurance
   Company...............................................       1,000                988        1,000        1,661         1,000
  Unit price.............................................       11.12             $15.00       $12.13       $18.00        $15.24


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31,1999

                                                                 Alger
                                                               American        Alger                      U.S.
                                                                 Small        American   J.P. Morgan  Disciplined  J.P. Morgan
                                                             Capitalization    Growth       Bond        Equity     Small Company
                                                               Investment    Investment  Investment    Investment   Investment
                                                                Division      Division    Division      Division     Division
                                                                --------      --------    --------      --------     --------
ASSETS:
  Investments in The Alger American Funds:
    Alger American Small Capitalization Portfolio
      Shares                                        11,386
      Cost                                       $ 474,345
      Market Value.........................................      $627,955          -            -              -           -
    Alger American Growth Portfolio
      Shares                                         50,396
      Cost                                      $ 2,560,070
      Market Value..........................................          -     $3,244,471          -              -           -
    Investments in J.P. Morgan Series Trust II:
    J.P. Morgan Bond Portfolio
      Shares                                         96,427
      Cost                                      $ 1,105,563
      Market Value  ........................................          -            -     $1,083,842            -           -
  J.P. Morgan Equity Portfolio
      Shares                                        381,593
      Cost                                      $ 6,147,906
      Market Value  ........................................          -            -            -       $6,620,638         -
  J.P. Morgan Small Company Portfolio
      Shares                                        108,268
      Cost                                      $ 1,370,996
      Market Value  ........................................          -            -            -              -    $1,811,328

 Receivable from Hartford Life and Annuity Insurance
  Company..................................................        32,609       78,178        2,456            -           -
 Receivable from fund shares sold..........................           -            -            -              -           -
                                                             ------------------------------------------------------------------
 Total assets..............................................       660,564    3,322,649    1,086,298      6,620,638   1,811,328
                                                             ------------------------------------------------------------------
LIABILITIES:
 Payable to Hartford Life and Annuity Insurance Company....           -            -            -          470,423      11,897
 Payable for fund shares purchased.........................         3,289       12,733          -              -           -
                                                             ------------------------------------------------------------------
 Total liabilities ........................................         3,289       12,733          -          470,423      11,897
                                                             ------------------------------------------------------------------
 Net assets................................................      $657,275   $3,309,916   $1,086,298     $6,150,215  $1,799,431
                                                             ==================================================================
Variable life insurance policies:
 Units owned by participants...............................        35,706      136,816      102,551        419,445     126,530
 Unit price................................................        $17.91       $24.02       $10.49         $14.63      $14.11
 Units owned by Hartford Life and Annuity Insurance
  Company..................................................         1,002        1,000        1,000            991       1,000
 Unit price................................................        $17.91       $24.02       $10.49         $14.63      $14.11



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31,1999

                                                                               MSDW        MSDW         MSDW          MSDW
                                                              J.P. Morgan    Universal   Universal    Universal     Universal
                                                             International  Funds Fixed    Funds         Funds        Funds
                                                             Opportunities    Income     High Yield  Equity Growth    Value
                                                               Investment   Investment   Investment   Investment    Investment
                                                                Division     Division     Division     Division      Division
                                                                --------     --------     --------     --------      --------
ASSETS:
 Investments in J.P. Morgan Series Trust II:
   J.P. Morgan International Opportunities Portfolio
      Shares                                       194,552
      Cost                                     $ 2,122,588
      Market Value.........................................    $2,690,652          -            -           -             -
 Investments in the Morgan Stanley Dean Witter Universal
  Funds, Inc.:
   Fixed Income Portfolio
      Shares                                       464,157
      Cost                                     $ 4,951,937
      Market Value.........................................           -     $4,664,775          -           -             -
   High Yield Portfolio
      Shares                                        47,197
      Cost                                     $   504,069
      Market Value.........................................           -            -       $483,296         -             -
   Equity Growth Portfolio
      Shares                                        51,206
      Cost                                     $   809,168
      Market Value.........................................           -            -            -    $1,039,998           -
   Value Portfolio
      Shares                                        39,730
      Cost                                     $   423,276
      Market Value.........................................           -            -            -           -        $427,495
 Receivable from Hartford Life and Annuity Insurance
  Company..................................................         1,068       19,411          648      22,183        24,105
 Receivable from fund shares sold..........................           -            -            -           -             -
                                                             ------------------------------------------------------------------
 Total assets .............................................     2,691,720    4,684,186      483,944   1,062,181       451,600
                                                             ------------------------------------------------------------------
LIABILITIES:
  Payable to Hartford Life and Annuity Insurance Company...           -            -            -           -             -
  Payable for fund shares purchased........................        20,440          -            -        20,454        20,464
                                                             ------------------------------------------------------------------
  Total liabilities........................................        20,440          -            -        20,454        20,464
                                                             ------------------------------------------------------------------
  Net assets...............................................    $2,671,280   $4,684,186     $483,944  $1,041,727      $431,136
                                                             ==================================================================

Variable life insurance policies:
   Units owned by participants.............................       188,166      443,119       43,193      62,660        43,084
   Unit price..............................................        $14.12       $10.57       $10.95      $16.36         $9.78
   Units owned by Hartford Life and Annuity Insurance
    Company................................................         1,000          -          1,000       1,000         1,000
   Unit price..............................................        $14.12       $10.57       $10.95      $16.36         $9.78



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31,1999

                                                                 MSDW            MSDW
                                                               Universal      Universal
                                                                 Funds      Funds Emerging   BT Equity   BT Small      BT EAFE
                                                             Global Equity  Markets Equity   500 Index  Cap Index   Equity Index
                                                               Investment     Investment    Investment  Investment   Investment
                                                                Division       Division      Division    Division     Division
                                                                --------       --------      --------    --------     --------
ASSETS:
 Investments in the Morgan Stanley Dean Witter
   Universal Funds, Inc.:
   Global Equity Portfolio
      Shares                                         50,028
      Cost                                      $   623,956
      Market Value  ........................................    $644,358            -              -          -            -
   Emerging Markets Equity Portfolio
      Shares                                         69,829
      Cost                                      $   771,061
      Market Value  ........................................         -         $966,436            -          -            -
 Investments in BT Insurance Funds Trust:
   Equity 500 Index Fund
      Shares                                        284,481
      Cost                                      $ 3,577,517
      Market Value  ........................................         -              -       $4,318,420        -            -
   Small Cap Index Fund
      Shares                                         11,724
      Cost                                      $   124,469
      Market Value  ........................................         -              -              -     $136,120          -
   EAFE Equity Index Fund
      Shares                                          7,507
      Cost                                      $    88,947
      Market Value  ........................................         -              -              -          -       $102,089

 Receivable from Hartford Life and Annuity Insurance
  Company...................................................         339            148            338         57            3
 Receivable from fund shares sold...........................         -              -              -          -            -
                                                              ------------------------------------------------------------------
 Total assets ..............................................     644,697        966,584      4,325,758    136,177      102,092
                                                              ------------------------------------------------------------------
LIABILITIES:
 Payable to Hartford Life and Annuity Insurance Company.....         -              -              -          -            -
 Payable for fund shares purchased..........................         -              -              -          -            -
                                                              ------------------------------------------------------------------
 Total liabilities..........................................         -              -              -          -            -
                                                              ------------------------------------------------------------------
 Net assets.................................................    $644,697       $966,584     $4,325,758   $136,177     $102,092
                                                              ==================================================================
Variable life insurance policies:
 Units owned by participants................................      54,501         61,222        296,755     11,074        6,267
 Unit price.................................................      $11.62         $15.53         $14.58     $11.28       $14.05
 Units owned by Hartford Life and Annuity Insurance
  Company...................................................       1,000          1,000          1,000      1,000        1,000
 Unit price.................................................      $11.62         $15.53         $14.58     $11.28       $14.05



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31,1999
------------------------------------------------------------------------------

                                                           Hartford                              Neuberger          Neuberger
                                        Hartford           Capital            Hartford             Berman             Berman
                                          Bond           Appreciation       Money Market        AMT Partners       AMT Balanced
                                       Investment         Investment         Investment          Investment         Investment
                                        Division           Division           Division            Division           Division
                                     -------------     ----------------    ---------------     --------------     --------------
INVESTMENT INCOME:
  Dividends.......................      $59,863             $2,741             $83,177            $13,632            $13,435

EXPENSES:
  Mortality and expense
   risk undertakings..............       (5,950)            (3,971)            (11,460)           (11,999)            (8,072)
                                     -------------------------------------------------------------------------------------------
    Net investment income
     (loss).......................       53,913             (1,230)             71,717              1,633              5,363
                                     -------------------------------------------------------------------------------------------
CAPITAL GAINS INCOME..............        5,853             19,061                  33             23,709             19,904

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions..........       (7,751)             2,164                   -             93,495              9,884
  Net unrealized (depreciation)
   appreciation of investments
   during the period..............      (74,990)           157,434                   -            (57,401)           445,839
                                     -------------------------------------------------------------------------------------------
    Net (loss) gain on
     investments..................      (82,741)           159,598                   -             36,094            455,723
                                     -------------------------------------------------------------------------------------------
    Net (decrease) increase in
     net assets resulting from
     operations...................     ($22,975)          $177,429             $71,750            $61,436           $480,990
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1999
------------------------------------------------------------------------------

                                            Neuberger
                                            Berman AMT
                                         Limited Maturity    Fidelity VIP Fund     Fidelity VIP Fund    Fidelity VIP Fund
                                               Bond            Equity-Income          High Income            Overseas
                                            Investment           Investment            Investment           Investment
                                             Division             Division              Division             Division
                                        ------------------   ------------------   -------------------   ------------------
INVESTMENT INCOME:
  Dividends.......................           $20,784              $19,532                $13,493              $16,797

EXPENSES:
  Mortality and expense risk
   undertakings...................            (3,790)             (10,540)                (1,353)              (9,948)
                                        ------------------------------------------------------------------------------------
    Net investment income.........            16,994                8,992                 12,140                6,849
                                        ------------------------------------------------------------------------------------
CAPITAL GAINS INCOME..............                 -               43,177                    504               27,092
                                        ------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on security
   transactions...................             3,125                2,644                    743               47,868
  Net unrealized (depreciation)
   appreciation of investments
   during the period..............           (16,365)              14,549                 (2,065)             544,724
                                        ------------------------------------------------------------------------------------
    Net (loss) gain on
     investments..................           (13,240)              17,193                 (1,322)             592,592
                                        ------------------------------------------------------------------------------------

                                        ------------------------------------------------------------------------------------
    Net increase in net assets
     resulting from operations....            $3,754              $69,362                $11,322             $626,533
                                        ------------------------------------------------------------------------------------
                                        ------------------------------------------------------------------------------------


                                           Fidelity VIP Fund II
                                              Asset Manager
                                                Investment
                                                 Division
                                          -----------------------
INVESTMENT INCOME:
  Dividends.......................                $23,847

EXPENSES:
  Mortality and expense risk
   undertakings...................                 (7,286)
                                          -----------------------
    Net investment income.........                 16,561
                                          -----------------------
CAPITAL GAINS INCOME..............                 30,207
                                          -----------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on security
   transactions...................                 16,076
  Net unrealized (depreciation)
   appreciation of investments
   during the period..............                 70,129
                                          -----------------------
    Net (loss) gain on
     investments..................                 86,205
                                          -----------------------

                                          -----------------------
    Net increase in net assets
     resulting from operations....               $132,973
                                          -----------------------
                                          -----------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS  (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1999
------------------------------------------------------------------------------

                                    Alger American                                     J.P. Morgan
                                        Small        Alger American    J.P. Morgan    U.S.Disciplined     J.P. Morgan
                                    Capitalization       Growth            Bond            Equity        Small Company
                                      Investment       Investment       Investment       Investment        Investment
                                       Division         Division         Division        Division*          Division
INVESTMENT INCOME:
  Dividends.......................    $     -           $2,422          $23,348          $19,743              $860

EXPENSES:
  Mortality and expense
    risk undertakings.............     (2,569)         (14,507)          (5,927)         (34,760)           (8,027)
                                    -----------------------------------------------------------------------------------
    Net investment (loss)
     income.......................     (2,569)         (12,085)          17,421          (15,017)           (7,167)
                                    -----------------------------------------------------------------------------------
CAPITAL GAINS INCOME..............     34,451          165,374            2,842          458,922            36,692
                                    -----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized  gain (loss)
   on security transactions.......        843           10,484              (43)           6,124          (36,948)
  Net unrealized (depreciation)
   appreciation of investments
   during the period..............    131,562          510,463          (30,809)         460,601           568,417
                                    -----------------------------------------------------------------------------------
    Net gain (loss) on
     investments..................  -----------------------------------------------------------------------------------
                                      132,405          520,947          (30,852)         466,725           531,469
                                    -----------------------------------------------------------------------------------

                                    -----------------------------------------------------------------------------------
    Net  increase (decrease) in
     net assets resulting from
     operations...................   $164,287         $674,236         ($10,589)        $910,630          $560,994
                                    -----------------------------------------------------------------------------------
                                    -----------------------------------------------------------------------------------

    * Formally J.P. Morgan Equity Investment Division

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS  (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1999
------------------------------------------------------------------------------

                                        J.P. Morgan    MSDW Universal   MSDW Universal   MSDW Universal  MSDW Universal
                                       International    Funds Fixed        Funds             Funds            Funds
                                       Opportunities      Income         High Yield      Equity Growth        Value
                                        Investment      Investment       Investment        Investment      Investment
                                         Division        Division         Division          Division        Division
                                      ----------------------------------------------------------------------------------
INVESTMENT INCOME:

  Dividends.......................        $18,387          $211,995       $36,740             $556          $4,913

EXPENSES:
  Mortality and expense risk
   undertakings...................        (12,518)          (26,289)       (2,953)          (4,173)           (992)
                                      ----------------------------------------------------------------------------------
    Net investment income
     (loss).......................          5,869           185,706        33,787           (3,617)          3,921
                                      ----------------------------------------------------------------------------------
CAPITAL GAINS INCOME..............         74,628               676             -           32,934               -
                                      ----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions..........          7,066             1,373       (11,446)          (1,160)         23,060
  Net unrealized appreciation
   (depreciation) of investments
   during the period..............        590,581          (265,379)       15,300          203,783           5,789
                                      ----------------------------------------------------------------------------------
    Net gain (loss) on
     investments..................        597,647          (264,006)        3,854          202,623          28,849
                                      ----------------------------------------------------------------------------------

                                      ----------------------------------------------------------------------------------
    Net  increase (decrease) in
     net assets resulting from
     operations...................       $678,144          ($77,624)      $37,641         $231,940         $32,770
                                      ----------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS  (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1999
------------------------------------------------------------------------------

                                      MSDW Universal   MSDW Universal
                                          Funds        Funds Emerging    BT Equity     BT Small      BT EAFE
                                      Global Equity    Markets Equity    500 Index    Cap Index   Equity Index
                                        Investment       Investment     Investment    Investment   Investment
                                         Division         Division       Division      Division     Division
                                     ---------------  ----------------  -----------  -----------  --------------
INVESTMENT INCOME:
  Dividends......................         $7,452              $17         $27,604       $1,336       $1,623

EXPENSES:
  Mortality and expense risk
   undertakings..................         (3,218)          (1,840)        (21,727)         445         (323)
                                     ---------------------------------------------------------------------------
    Net investment income
     (loss)......................          4,234           (1,823)          5,877        1,781        1,300
                                     ---------------------------------------------------------------------------
CAPITAL GAINS INCOME.............         28,420              -            12,981        3,825        3,032
                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions.........            (98)          54,040           2,328       (1,490)         853
  Net unrealized (depreciation)
   appreciation of investments
   during the period.............        (17,393)         197,420         579,301       12,605       12,819
                                     ---------------------------------------------------------------------------
    Net (loss) gain on
     investments.................        (17,491)         251,460         581,629       11,115       13,672
                                     ---------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------
    Net increase in net assets
     resulting from operations...        $15,163         $249,637        $600,487      $16,721      $18,004
                                     ---------------------------------------------------------------------------
                                     ---------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,1999
--------------------------------------------------------------------------------

                                                                                                         Neuberger     Neuberger
                                                              Hartford   Hartford Capital   Hartford      Berman        Berman
                                                                Bond       Appreciation   Money Market  AMT Partners  AMT Balanced
                                                             Investment     Investment     Investment    Investment    Investment
                                                              Division       Division       Division      Division      Division
                                                              --------       --------       --------      --------      --------
OPERATIONS:
       Net investment income (loss) .....................   $    53,913    ($    1,230)   $    71,717    $     1,633    $     5,363
       Capital gains income..............................         5,853         19,061             33         23,709         19,904
       Net realized (loss) gain on security transactions         (7,751)         2,164              -         93,495          9,884
       Net unrealized (depreciation) appreciation of
       investments during the period.....................       (74,990)       157,434              -        (57,401)       445,839

       Net (decrease) increase in net assets resulting      -----------------------------------------------------------------------
       from operations...................................       (22,975)       177,429         71,750         61,436        480,990
                                                            -----------------------------------------------------------------------

UNIT TRANSACTIONS:
       Purchases ........................................       283,754        462,253       1,753,189       999,255      1,030,499
       Net transfers ....................................        (9,776)           403       (591,485)    (1,316,308)        (5,012)
       Surrenders, including death benefits..............        (3,186)       (19,980)      (121,096)       (13,275)      (107,024)
       Cost of insurance and other fees..................        (5,227)       (11,882)      (320,311)       (72,884)       (37,042)
       Other activity....................................         4,282         62,154        (19,015)        37,329         58,655
       Net increase (decrease) in net assets resulting      -----------------------------------------------------------------------
       from unit transactions............................       269,847        492,948        701,282       (365,881)       940,076
                                                            -----------------------------------------------------------------------
       Net increase (decrease) in net assets ............       246,872        670,377        773,032       (304,445)     1,421,066

NET ASSETS:
       Beginning of period ..............................       857,592        386,560       1,296,303      2,447,235       823,186
                                                            -----------------------------------------------------------------------
       End of period ....................................   $ 1,104,464    $ 1,056,937     $ 2,069,335    $ 2,142,790   $ 2,244,252
                                                            =======================================================================

--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,1998
--------------------------------------------------------------------------------

                                                                                                       Neuberger      Neuberger
                                                            Hartford   Hartford Capital   Hartford      Berman          Berman
                                                              Bond       Appreciation   Money Market  AMT Partners   AMT Balanced
                                                           Investment     Investment     Investment    Investment     Investment
                                                            Division       Division       Division      Division       Division
                                                            --------       --------       --------      --------       --------
OPERATIONS:
       Net investment income ..........................   $    36,498    $    11,347    $   142,195    $    27,599    $    39,128
       Net realized (loss) gain on security transactions         (761)        31,050              -      1,413,821        (50,729)
       Net unrealized appreciation (depreciation) of
       investments during the period...................         9,876         14,591              -     (1,395,711)        48,011
                                                          -------------------------------------------------------------------------
       Net increase in net assets resulting from
       operations......................................        45,613         56,988        142,195         45,709         36,410
                                                          -------------------------------------------------------------------------

UNIT TRANSACTIONS:
       Purchases ......................................       552,435        203,278      1,890,368      2,228,027        795,242
       Net transfers ..................................           183          4,815     (1,463,668)        75,164          9,453
       Surrenders, including death benefits............          (162)          (551)       (43,121)          (996)       (29,598)
       Cost of insurance and other fees................        (3,098)        (8,638)      (334,174)       (83,175)       (22,933)
       Other activity..................................         1,303        (12,761)       (85,977)       (56,790)         2,715
       Net increase (decrease) in net assets resulting    -------------------------------------------------------------------------
       from unit transactions..........................       550,661        186,143        (36,572)     2,162,230        754,879
                                                          -------------------------------------------------------------------------
       Net increase in net assets .....................       596,274        243,131        105,623      2,207,939        791,289

NET ASSETS:
       Beginning of period ............................       261,318        143,429      1,190,680        239,296         31,897
                                                          -------------------------------------------------------------------------
       End of period ..................................   $   857,592    $   386,560    $ 1,296,303    $ 2,447,235    $   823,186
                                                          =========================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1999
--------------------------------------------------------------------------------

                                                            Neuberger        Fidelity     Fidelity       Fidelity        Fidelity
                                                            Berman AMT       VIP Fund     VIP Fund       VIP Fund      VIP Fund II
                                                         Limited Maturity Equity-Income  High Income     Overseas     Asset Manager
                                                         Bond Investment    Investment    Investment    Investment      Investment
                                                             Division        Division      Division      Division        Division
                                                             --------        --------      --------      --------        --------
OPERATIONS:
     Net investment income (loss) .....................   $    16,994     $    8,992     $   12,140     $    6,849    $    16,561
     Capital gains income..............................             -         43,177            504         27,092         30,207
     Net realized gain on security transactions........         3,125          2,644            743         47,868         16,076
     Net unrealized (depreciation) appreciation of
     investments during the period.....................       (16,365)        14,549         (2,065)       544,724         70,129

     Net increase in net assets resulting from           --------------------------------------------------------------------------
     operations........................................         3,754         69,362         11,322        626,533        132,973
                                                         --------------------------------------------------------------------------

UNIT TRANSACTIONS:
     Purchases.........................................        97,401        685,496        104,915        485,285        809,350
     Net transfers ....................................      (248,256)       (29,136)        (4,779)      (100,873)       (85,736)
     Surrenders, including death benefits..............        (2,295)       (19,312)        (2,901)       (44,390)       (15,898)
     Cost of insurance and other fees..................        (9,412)       (46,257)        (2,283)       (39,078)       (24,046)
     Other activity....................................            (4)         3,532          3,253        (15,618)        29,554
     Net (decrease) increase in net assets resulting     --------------------------------------------------------------------------
     from unit transactions............................      (162,566)       594,323         98,205        285,326        713,224
                                                         --------------------------------------------------------------------------
     Net (decrease) increase  in net assets ...........      (158,812)       663,685        109,527        911,859        846,197


NET ASSETS:
     Beginning of period ..............................       601,381      1,395,788        163,196      1,143,980        996,900
                                                         --------------------------------------------------------------------------
     End of period ....................................   $   442,569    $ 2,059,473    $   272,723    $ 2,055,839    $ 1,843,097
                                                         ==========================================================================

--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1998
--------------------------------------------------------------------------------

                                                            Neuberger       Fidelity      Fidelity       Fidelity      Fidelity
                                                            Berman AMT      VIP Fund      VIP Fund       VIP Fund    VIP Fund II
                                                         Limited Maturity Equity-Income  High Income     Overseas    Asset Manager
                                                         Bond Investment    Investment    Investment    Investment    Investment
                                                             Division       Division      Division       Division      Division
                                                             --------       --------      --------       --------      --------
OPERATIONS:
     Net investment income ............................   $    13,139      $   26,489     $   13,177    $    21,316   $    10,020
     Net realized (loss) gain on security transactions.        (1,135)         41,758        (11,427)        82,278        13,011
     Net unrealized appreciation (depreciation) of
     investments during the period.....................           998          52,334         (8,964)       (79,115)       50,219
                                                         -------------------------------------------------------------------------
     Net increase in net assets resulting from
     operations........................................        13,002         120,581         (7,214)        24,479        73,250
                                                         -------------------------------------------------------------------------
UNIT TRANSACTIONS:
     Purchases ........................................       349,098         933,346         68,929        443,775       869,105
     Net transfers.....................................          (985)       (117,771)         2,571        389,508       (13,088)
     Surrenders, including death benefits..............             -         (18,115)          (346)       (13,018)         (425)
     Cost of insurance and other fees..................        (7,230)        (28,676)        (3,219)       (22,571)      (20,757)
     Other activity....................................         1,231          11,411         (1,139)         5,597        (4,680)
     Net increase in net assets resulting from unit      -------------------------------------------------------------------------
     transactions......................................       342,114         780,195         66,796        803,291       830,155
                                                         -------------------------------------------------------------------------
     Net increase in net assets .......................       355,116         900,776         59,582        827,770       903,405

NET ASSETS:
     Beginning of period ..............................       246,265         495,012        103,614        316,210        93,495
                                                         -------------------------------------------------------------------------
     End of period ....................................   $   601,381      $1,395,788     $  163,196    $ 1,143,980   $   996,900
                                                         =========================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1999
--------------------------------------------------------------------------------

                                                       Alger American     Alger                      J.P. Morgan
                                                           Small        American     J.P. Morgan   U.S.Disciplined   J.P. Morgan
                                                       Capitalization     Growth        Bond           Equity       Small Company
                                                         Investment     Investment   Investment      Investment      Investment
                                                          Division       Division     Division        Division*       Division
                                                          --------       --------     --------        --------        --------
OPERATIONS:
       Net investment (loss) income ................   ($    2,569)   ($   12,085)   $    17,421    ($   15,017)    ($   7,167)
       Capital gains income ........................        34,451        165,374          2,842        458,922         36,692
       Net realized gain (loss) on security
       transactions.................................           843         10,484            (43)         6,124        (36,948)
       Net unrealized appreciation (depreciation)
       of investments during the period.............       131,562        510,463        (30,809)       460,601        568,417
                                                        ------------------------------------------------------------------------
       Net (decrease) increase in net assets
       resulting from operations....................       164,287        674,236        (10,589)       910,630        560,994
                                                        ------------------------------------------------------------------------
UNIT TRANSACTIONS:
       Purchases ...................................       224,992        722,797        583,521      2,654,980        355,767
       Net transfers ...............................        (3,053)       508,409         44,919         25,353        (81,593)
       Surrenders, including death benefits ........       (19,333)       (35,761)       (92,301)      (397,658)       (75,547)
       Cost of insurance and other fees ............       (10,672)       (49,191)       (21,588)      (115,837)       (34,536)
       Other activity ..............................        18,336         40,284         (2,978)      (108,183)        (2,775)
       Net increase in net assets resulting from        ------------------------------------------------------------------------
       unit transactions............................       210,270      1,186,538        511,573      2,058,655        161,316
                                                        ------------------------------------------------------------------------
       Net increase in net assets ..................       374,557      1,860,774        500,984      2,969,285        722,310


NET ASSETS:
       Beginning of period .........................       282,718      1,449,142        585,314      3,180,930      1,077,121
                                                        -----------------------------------------------------------------------
       End of period ...............................   $   657,275    $ 3,309,916    $ 1,086,298    $ 6,150,215    $ 1,799,431
                                                        =======================================================================

-------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1998
-------------------------------------------------------------------------------

                                                        Alger American      Alger                       J.P. Morgan
                                                            Small         American      J.P. Morgan   U.S.Disciplined  J.P. Morgan
                                                        Capitalization     Growth          Bond            Equity     Small Company
                                                          Investment     Investment      Investment      Investment    Investment
                                                           Division       Division        Division        Division*     Division
                                                           --------       --------        --------        --------      --------
OPERATIONS:
       Net investment income ..........................   $    16,568    $   102,845    $    20,471    $   280,182    $    24,521
       Net realized gain (loss) on security
       transactions....................................           966        136,216          2,709         31,667        (14,378)
       Net unrealized appreciation (depreciation) of
       investments during the period...................         6,222        139,319          9,089         12,131       (128,085)
       Net increase (decrease) in net assets resulting ----------------------------------------------------------------------------
       from operations.................................        23,756        378,380         32,269        323,980       (117,942)
                                                       ----------------------------------------------------------------------------

UNIT TRANSACTIONS:
       Purchases ......................................       160,544        300,718        602,426      3,312,134        443,237

       Net transfers ..................................         6,345        270,043              -          2,042        800,330
       Surrenders, including death benefits ...........          (376)          (200)       (33,818)      (389,431)       (17,262)
       Cost of insurance and other fees................        (6,461)       (11,461)       (16,860)       (77,193)       (20,452)
       Other activity..................................         6,983        (38,412)         1,297          9,398        (10,790)
       Net increase in net assets resulting from unit  ----------------------------------------------------------------------------
       transactions....................................       167,035        520,688        553,045      2,856,950      1,195,063
                                                       ----------------------------------------------------------------------------
       Net increase in net assets .....................       190,791        899,068        585,314      3,180,930      1,077,121


NET ASSETS:
       Beginning of period ............................        91,927        550,074              -              -              -
                                                       ----------------------------------------------------------------------------
       End of period ..................................   $   282,718    $ 1,449,142    $   585,314    $ 3,180,930    $ 1,077,121
                                                       ============================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


       * Formally J.P. Morgan Equity Investment Division

-------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1999
-------------------------------------------------------------------------------

                                                           J.P. Morgan  MSDW Universal MSDW Universal MSDW Universal MSDW Universal
                                                          International  Funds Fixed       Funds           Funds          Funds
                                                          Opportunities    Income       High Yield     Equity Growth      Value
                                                           Investment    Investment     Investment       Investment     Investment
                                                            Division      Division       Division         Division       Division
                                                            --------      --------       --------         --------       --------
OPERATIONS:
       Net investment income (loss) ...................   $     5,869    $   185,706    $    33,787    ($    3,617)     $   3,921
       Capital gains income............................        74,628            676              -         32,934              -
       Net realized gain (loss) on security
       transactions....................................         7,066          1,373        (11,446)        (1,160)        23,060
       Net unrealized appreciation (depreciation) of
       investments during the period...................       590,581       (265,379)        15,300        203,783          5,789

       Net increase (decrease) in net assets            --------------------------------------------------------------------------
       resulting from operations.......................       678,144        (77,624)        37,641        231,940         32,770
                                                        --------------------------------------------------------------------------
UNIT TRANSACTIONS:
       Purchases.......................................     1,122,383      2,245,643         14,381        228,107         57,962
       Net transfers...................................          (606)        81,746       (136,977)       300,345        301,711
       Surrenders, including death benefits............      (123,342)      (206,379)        (5,250)        (5,367)        (2,730)
       Cost of insurance and other fees................       (37,722)      (104,304)       (14,253)       (22,565)        (5,335)
       Other activity..................................        (2,993)       (11,755)          (179)        39,748         (9,140)

       Net increase (decrease) in net assets resulting  --------------------------------------------------------------------------
       from unit transactions..........................       957,720      2,004,951       (142,278)       540,268        342,468
                                                        --------------------------------------------------------------------------
       Net increase (decrease) in net assets...........     1,635,864      1,927,327       (104,637)       772,208        375,238


NET ASSETS:
       Beginning of period.............................     1,035,416      2,756,859        588,581        269,519         55,898
                                                        --------------------------------------------------------------------------
       End of period ..................................   $ 2,671,280    $ 4,684,186    $   483,944    $ 1,041,727    $   431,136
                                                        ==========================================================================

--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1998
--------------------------------------------------------------------------------

                                                           J.P. Morgan   MSDW Universal MSDW Universal MSDW Universal MSDW Universal
                                                          International   Funds Fixed       Funds           Funds         Funds
                                                          Opportunities      Income       High Yield    Equity Growth     Value
                                                           Investment      Investment     Investment     Investment     Investment
                                                            Division        Division       Division       Division       Division
                                                            --------        --------       --------       --------       --------
OPERATIONS:
       Net investment income ..........................   ($      576)   $   114,702    $    38,495     ($     358)    $    1,926
       Net realized (loss) gain on security
       transactions....................................       (15,713)        17,081         (1,770)        30,437             25
       Net unrealized (depreciation) appreciation of
       investments during the period...................       (22,518)       (21,782)       (36,073)        21,047         (1,520)

       Net (decrease) increase in net assets resulting   --------------------------------------------------------------------------
       from operations.................................       (38,807)       110,001            652         51,126            431
                                                         --------------------------------------------------------------------------

UNIT TRANSACTIONS:
       Purchases.......................................     1,270,619      2,528,927        255,358        125,859         53,331
       Net transfers...................................           310        435,379        343,711        113,615          2,306
       Surrenders, including death benefits............      (141,156)      (283,284)             -              -              -
       Cost of insurance and other fees................       (26,336)       (81,110)       (10,501)        (7,429)          (508)
       Other activity..................................       (29,214)        31,770           (639)       (13,652)           338

       Net increase in net assets resulting from unit    --------------------------------------------------------------------------
       transactions...................................      1,074,223      2,631,682        587,929        218,393         55,467
                                                         --------------------------------------------------------------------------
       Net increase in net assets.....................      1,035,416      2,741,683        588,581        269,519         55,898

NET ASSETS:
       Beginning of period............................              -         15,176              -              -              -
                                                         --------------------------------------------------------------------------
       End of period .................................    $ 1,035,416    $ 2,756,859    $   588,581    $   269,519    $    55,898
                                                         ==========================================================================



*  From inception, January 27, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1999
--------------------------------------------------------------------------------

                                                         MSDW Universal  MSDW Universal
                                                             Funds       Funds Emerging  BT Equity       BT Small        BT EAFE
                                                         Global Equity   Markets Equity  500 Index      Cap Index      Equity Index
                                                           Investment      Investment    Investment     Investment      Investment
                                                            Division        Division      Division       Division        Division
                                                            --------        --------      --------       --------        --------
OPERATIONS:
     Net investment income (loss) .....................   $     4,234    ($    1,823)    $     5,877    $     1,781    $     1,300
     Capital gains income..............................        28,420              -         12,981          3,825          3,032
     Net realized (loss) gain on security transactions.           (98)        54,040          2,328         (1,490)           853
     Net unrealized (depreciation) appreciation of
     investments during the period.....................       (17,393)       197,420        579,301         12,605         12,819

     Net increase in net assets resulting from            ------------------------------------------------------------------------
     operations........................................        15,163        249,637        600,487         16,721         18,004
                                                          ------------------------------------------------------------------------
UNIT TRANSACTIONS:
     Purchases ........................................       211,892         37,428      1,463,520        102,473         69,894
     Net transfers ....................................        21,634        601,300        725,443            305          2,022
     Surrenders, including death benefits .............          (125)        (2,654)      (227,693)             -              -
     Cost of insurance and other fees..................       (17,489)        (9,032)       (92,479)        (1,657)          (998)
     Other activity....................................         1,428         73,255         36,208          3,512            877
     Net increase in net assets resulting from unit        -----------------------------------------------------------------------
     transactions......................................       217,340        700,297      1,904,999        104,633         71,795
                                                           -----------------------------------------------------------------------
     Net increase in net assets .......................       232,503        949,934      2,505,486        121,354         89,799

NET ASSETS:
     Beginning of period ..............................       412,194         16,650      1,820,272         14,823         12,293
                                                           -----------------------------------------------------------------------
     End of period ....................................   $   644,697    $   966,584    $ 4,325,758    $   136,177    $   102,092
                                                           =======================================================================

-------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,1998
-------------------------------------------------------------------------------

                                                      MSDW Universal  MSDW Universal
                                                          Funds       Funds Emerging     BT Equity      BT Small        BT EAFE
                                                      Global Equity   Markets Equity     500 Index      Cap Index     Equity Index
                                                        Investment      Investment       Investment    Investment      Investment
                                                        Division *      Division *      Division **    Division **    Division **
                                                        ----------      ----------      -----------    -----------    -----------
OPERATIONS:
     Net investment income (loss)..........               $3,131             $12         $44,608          ($384)         ($165)
     Net realized gain (loss) on
     security transactions.................                  719            (912)         30,074        (39,253)         9,068
     Net unrealized appreciation
     (depreciation) of investments
     during the period.....................               37,796          (2,046)        161,603           (955)           322
                                                      -----------------------------------------------------------------------------
     Net increase (decrease) in net                                                      236,285
     assets resulting from operations......               41,646          (2,946)                       (40,592)         9,225
                                                      -----------------------------------------------------------------------------

UNIT TRANSACTIONS:
     Purchases.............................              203,345          22,054       1,671,457        773,076        342,476
     Net transfers.........................              175,845          (1,288)         24,566       (717,418)      (341,967)
     Surrenders, including death benefits..                 -                -           (60,017)           -              -
     Cost of insurance and other fees......              (13,733)           (320)        (45,110)        (6,519)        (2,908)
     Other activity........................                5,091            (850)         (6,909)         6,276          5,467
                                                      -----------------------------------------------------------------------------
     Net increase in net assets resulting
     from unit transactions................              370,548          19,596       1,583,987         55,415          3,068
                                                      -----------------------------------------------------------------------------
     Net increase in net assets............              412,194          16,650       1,820,272         14,823         12,293

NET ASSETS:
     Beginning of period...................                 -                -             -                -              -
                                                      =============================================================================
     End of period.........................             $412,194         $16,650      $1,820,272        $14,823        $12,293
                                                      =============================================================================


*  From inception, January 27, 1998 to December 31, 1998.
** From inception, February 10, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.